UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5724
Oppenheimer Strategic Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 09/30/2008

Item 1. Reports to Stockholders.

September 30, 2008

Oppenheimer

Strategic Income Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

September 30, 2008 Oppenheimer Management Strategic Income Commentaries and Fund Annual Report M A N A G E M E N T C O M M E N TA R I E S Market Recap and Outlook Listing of Top Holdings A N N U A L R E P O RT Fund Performance Discussion Listing of Investments Financial Statements “Despite the global credit crisis and heightened market volatility, we are confident that the Fund remains positioned to earn competitive levels of current income through investments in U.S. and international bonds.”

TOP HOLDINGS AND ALLOCATIONS

Corporate Bonds & Notes—Top Ten Industries
Commercial Banks	3.3%
Oil, Gas & Consumable Fuels	3.0
Diversified Financial Services	1.7
Media	0.9
Hotels, Restaurants & Leisure	0.8
Thrifts & Mortgage Finance	0.8
Electric Utilities	0.8
Diversified Telecommunication Services	0.6
Metals & Mining	0.6
Capital Markets	0.6
Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2008, and are based on net assets.
Portfolio Allocation Mortgage-Backed Obligations 27.2% Foreign Government Bonds 22.8 Corporate Bonds 16.4 Investment Companies 9.6 Structured Securities 9.5 Cash Equivalents 8.1 U.S. Government Bonds 3.0 Other Bonds 1.7 Event-Linked Bonds 1.3 Stocks 0.4 Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.
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FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 30, 2008, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. The Fund’s Class A shares (without sales charge) returned –4.01% for the reporting period, underperforming the Citigroup World Government Bond Index, which returned 5.90% during the same time frame. Although the Fund continued to produce higher returns than its Lipper category average during the reporting period (finishing 50th out of 144 funds ranked in the Lipper multisector income funds category), an intensifying global credit crisis dampened results in the weeks just prior to the reporting period’s end.1

Like most other investments, the Fund was affected throughout the reporting period by a global economic slowdown and financial crisis, which intensified during the summer of 2008. As investors throughout the world grew increasingly risk-averse, they turned away from emerging-markets debt and currencies, causing their values to decline. Conversely, sovereign debt and currencies in developed markets reversed course and rallied late in the reporting period. The Fund was vulnerable to these developments due to its longstanding emphasis on bonds and investments linked to currencies of emerging markets, such as Brazil, Mexico, Turkey and Russia. In fact, because we believe that real interest rates in these markets remain attractive and their central banks have room to reduce short-term rates, we increased the Fund’s exposure to the emerging markets in the spring of 2008. However, the timing of this move proved to be unfortunate when the financial crisis intensified over the summer. Some of the markets that previously had been most supportive of the Fund’s returns, such as Brazil and Russia, became some of the harder hit areas during the summer’s market turbulence. On the other hand, Mexico’s debt and currency have held up relatively well due to its proactive monetary policy, and Turkey benefited from lower oil prices when commodity prices moderated over the summer.
     Despite relatively light exposure to the sector, the Fund’s allocation to high yield corporate bonds fell short of its benchmark due to its emphasis on bonds from issuers in the financials sector and non-agency residential mortgage-backed securities, which our

1.  Lipper Inc., 9/30/08. Lipper ranking is for Class A shares and ranking may include more than one share class of funds in the category, including other share classes of this Fund. Ranking is based on total return as of 9/30/08, without considering sales charges. Different share classes may have different expenses and performance characteristics. Past performance does not guarantee future results.
10 | OPPENHEIMER STRATEGIC INCOME FUND

analysts believed had been punished too severely in the downturn. The Fund’s performance also was hindered by an underweight position in U.S. government securities, which benefited from robust demand from investors seeking a safer haven in the credit crisis.
     As of the reporting period’s end, we have maintained the Fund’s underweight exposure to high yield bonds and a corresponding emphasis on international bonds and investments linked to foreign currencies, especially those from emerging markets. We recently increased the Fund’s exposure to bonds in Western Europe, which we expect to benefit as the economy slows and interest rates fall, but we have maintained an underweight position in investments linked to the region’s currency, the euro. We have established a more robust position in investments linked to the yen, as Japan’s currency historically has been relatively stable during global downturns, but the country’s low-yielding bonds have remained relatively unattractive to us. In our view, these are prudent long-term strategies for today’s unsettled market conditions.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2008. In the case of Class A, Class B, Class C and Class Y shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
     The Fund’s performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds and the Citigroup World Government Bond Index, an unmanaged index of debt securities of major government bond markets. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities in the indices.
11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
12 | OPPENHEIMER STRATEGIC INCOME FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.
13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
14 | OPPENHEIMER STRATEGIC INCOME FUND

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.
15 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.
16 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period Class N shares are subject to an annual 0.25% asset-based sales charge.
17 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
19 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008

Actual
Class A	$1,000.00	$925.50	$4.25
Class B	1,000.00	922.10	8.25
Class C	1,000.00	924.10	7.87
Class N	1,000.00	923.80	6.27
Class Y	1,000.00	926.70	3.09

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.60	4.46
Class B	1,000.00	1,016.45	8.66
Class C	1,000.00	1,016.85	8.25
Class N	1,000.00	1,018.50	6.58
Class Y	1,000.00	1,021.80	3.24
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2008 are as follows:

Class	Expense Ratios
Class A	0.88%
Class B	1.71
Class C	1.63
Class N	1.30
Class Y	0.64
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS September 30, 2008

	Principal
	Amount	Value

Asset-Backed Securities—1.8%
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 3.387%, 11/25/35[1]	$416,438	$413,723
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14[2]	3,354,000	2,347,800
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 3.687%, 5/25/34[1]	4,482,726	3,953,183
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 3.307%, 9/25/36[1]	2,190,000	1,982,161
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates, Series 2006-W5, Cl. A2B, 3.307%, 5/26/36[1]	2,764,473	2,677,992
Capital Auto Receivables Asset Trust 2006-1, Automobile Asset-Backed Securities, Series 2006-1, Cl. A3, 5.03%, 10/15/09	1,154,834	1,155,203
Capital Auto Receivables Asset Trust 2007-1, Automobile Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12	665,000	582,575
Capital Auto Receivables Asset Trust 2008-2, Automobile Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.78%, 3/15/11	7,480,000	7,426,422
Capital One Auto Finance Trust, Automobile Receivables, Series 2006-C, Cl. A4, 2.518%, 5/15/13[1]	3,320,000	2,774,819
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed Certificates, Series 2005-1, Cl. A4, 2.508%, 4/15/11[1]	17,888,565	17,810,042
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series 2006-A, Cl. AV2, 3.307%, 5/16/36[1]	2,481,563	2,431,532
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34	1,331,193	1,285,637
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 3.307%, 10/31/36[1]	2,620,000	2,515,704
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-Backed Pass-Through Certificates, Series 2006-W FH4, Cl. AS, 3.307%, 11/25/36[1]	4,777,000	4,478,917
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36[1]	2,010,000	1,834,967
Series 2005-17, Cl. 1AF1, 3.407%, 5/25/36[1]	16,407	16,310
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36[1]	1,210,000	1,107,133
CWABS, Inc. Asset-Backed Certificates Trust, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 3.327%, 12/5/29[1]	4,054,000	3,440,774
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2005-G, Cl.2A, 2.718%, 12/15/35[1]	705,542	296,590
Series 2006-H, Cl. 2A1A, 2.638%, 11/15/36[1]	257,324	80,547
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates, Series 2008-B, Cl. A2A, 3.81%, 6/8/11	7,480,000	7,414,168
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11[2,3,4]	15,000,000	150
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2, Cl. C, 4.405%, 11/11/09[2,4]	3,083,887	61,678
F1 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 8/15/25[2,3,4]	$2,730,094	$2,559
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates, Series 2005-FF10, Cl. A3, 3.417%, 11/25/35[1]	1,812,556	1,803,882
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 3.297%, 7/25/36[1]	3,790,000	3,609,859
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 3.317%, 7/7/36[1]	1,940,000	1,827,600
First Franklin Mortgage Loan Trust 2006-FFA, Mtg. Pass-Through Certificates, Series 2006-FFA, Cl. A3, 3.327%, 9/25/36[1]	2,743,915	847,181
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 6/13/11[2,3,4]	6,523,018	—
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29	4,814,000	3,530,192
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31	3,819,237	846,375
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2007-3, Cl. A3, 2.838%, 6/15/12[1]	20,870,000	20,551,403
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6, 5.363%, 6/1/35	2,662,000	1,233,741
Home Equity Mortgage Trust 2006-5, Mtg. Pass-Through Certificates, Series 2006-5, Cl. A1, 5.50%, 1/25/37	1,148,723	275,202
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1, 2.731%, 1/20/35[1]	1,542,191	1,305,447
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 3.298%, 3/20/36[1]	1,520,000	1,399,756
Hyundai Auto Receivables Trust 2008-A, Asset-Backed Automobile Securities, Series 2008-A, Cl. A2, 4.16%, 5/16/11	9,775,000	9,694,586
Ice Em CLO, Collateralized Loan Obligations:
Series 2007-1A, Cl. B, 4.795%, 8/15/22[1,2]	20,040,000	14,074,092
Series 2007-1A, Cl. C, 6.095%, 8/15/22[1,2]	16,980,000	10,390,062
Series 2007-1A, Cl. D, 8.095%, 8/15/22[1,2]	16,980,000	9,525,780
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35[1]	691,860	688,300
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	750,146	749,186
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 0.227%, 3/24/14[1,2]	3,841,283	153,651
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 3.307%, 8/25/36[1]	5,580,000	3,082,555
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD, 6.368%, 1/25/29[1,2]	4,475,119	570,578
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 3.307%, 7/1/36[1]	5,945,074	5,618,008
F2 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[1]	$1,900,000	$1,798,724
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-RS4, Cl. A1, 3.287%, 7/25/36[1]	207,528	206,145
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 3.307%, 9/25/36[1]	6,512,004	6,211,990
Securitized Asset-Backed Receivables LLC Trust 2007-BR2, Asset-Backed Securities, Series 2007-BR2, Cl. A2, 3.437%, 2/25/37[1]	2,107,558	1,212,910
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 3.219%, 6/15/39[1]	6,323,000	3,778,028
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 3.457%, 6/25/36[1]	784,777	781,620
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F, 19.815%, 6/7/11[1,2]	5,430,000	4,394,499
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series 2006-1A, Cl. C, 5.787%, 11/14/13[1,2]	2,715,000	2,596,898
Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37	570,630	212,777
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 3.307%, 7/25/36[1]	3,770,000	3,713,544

Total Asset-Backed Securities (Cost $243,513,798)		182,775,157

Mortgage-Backed Obligations—29.5%
Government Agency—15.0%
FHLMC/FNMA/Sponsored—14.6%
Federal Home Loan Mortgage Corp.:
4.50%, 7/15/19	129,560	127,129
4.50%, 5/15/19[5]	4,695,617	4,623,590
5%, 8/15/33-12/15/34	7,982,478	7,801,927
6%, 4/15/17-3/15/33	21,978,571	22,414,513
6.50%, 4/15/18-8/15/32	11,309,652	11,716,145
7%, 8/15/21-12/1/23	4,074,341	4,289,787
7%, 10/1/31[5]	1,724,999	1,814,021
7.50%, 2/15/32-4/25/36	7,029,080	7,631,216
8.50%, 8/15/31	442,696	491,244
10%, 5/15/20	161,294	186,303
10.50%, 6/14/20	173,277	203,558
11.50%, 11/14/16	80,932	87,208
12%, 6/14/10-6/15/17	368,295	399,826
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	6,817,768	7,294,269
Series 151, Cl. F, 9%, 5/15/21	13,647	13,642
Series 1562, Cl. Z, 7%, 7/15/23	341,559	354,395
F3 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 1590, Cl. IA, 3.55%, 10/15/23[1]	$6,166,400	$6,135,506
Series 1674, Cl. Z, 6.75%, 2/15/24	305,482	319,990
Series 2002-66, Cl. FG, 4.207%, 9/25/32[1]	6,866,726	6,932,339
Series 2002-84, Cl. FB, 4.207%, 12/25/32[1]	401,007	398,710
Series 2003-11, Cl. FA, 4.207%, 9/25/32[1]	547,219	545,851
Series 2006-11, Cl. PS, 12.808%, 3/25/36[1]	2,791,797	2,926,083
Series 2034, Cl. Z, 6.50%, 2/15/28	59,231	61,538
Series 2043, Cl. ZP, 6.50%, 4/15/28	4,178,080	4,317,482
Series 2053, Cl. Z, 6.50%, 4/15/28	58,435	60,508
Series 2055, Cl. ZM, 6.50%, 5/15/28	1,448,347	1,492,335
Series 2080, Cl. Z, 6.50%, 8/15/28	2,427,183	2,513,219
Series 2173, Cl. Z, 6.50%, 7/15/29	10,095,589	10,303,023
Series 2326, Cl. ZP, 6.50%, 6/15/31	967,667	996,992
Series 2344, Cl. FP, 3.438%, 8/15/31[1]	2,276,259	2,277,731
Series 2368, Cl. TG, 6%, 10/15/16	1,114,931	1,152,277
Series 2410, Cl. PF, 3.468%, 2/15/32[1,5]	10,573,043	10,587,380
Series 2412, Cl. GF, 3.438%, 2/15/32[1]	5,086,248	5,092,254
Series 2427, Cl. ZM, 6.50%, 3/15/32	4,558,421	4,702,240
Series 2435, Cl. EQ, 6%, 5/15/31	4,861,249	4,936,024
Series 2451, Cl. FD, 3.488%, 3/15/32[1]	1,708,005	1,709,780
Series 2453, Cl. BD, 6%, 5/15/17	141,778	146,524
Series 2461, Cl. PZ, 6.50%, 6/15/32	296,908	310,263
Series 2464, Cl. FI, 3.488%, 2/15/32[1]	1,880,377	1,883,911
Series 2470, Cl. AF, 3.488%, 3/15/32[1]	2,874,953	2,921,314
Series 2470, Cl. LF, 3.488%, 2/15/32[1]	1,924,807	1,925,529
Series 2471, Cl. FD, 3.488%, 3/15/32[1]	3,490,327	3,473,708
Series 2475, Cl. FB, 3.488%, 2/15/32[1]	2,718,654	2,726,373
Series 2500, Cl. FD, 2.988%, 3/15/32[1]	604,187	598,263
Series 2517, Cl. GF, 3.488%, 2/15/32[1]	1,572,710	1,565,666
Series 2526, Cl. FE, 2.888%, 6/15/29[1]	785,430	777,259
Series 2551, Cl. FD, 2.888%, 1/15/33[1]	600,402	593,446
Series 2641, Cl. CE, 3.50%, 9/15/25	2,269,186	2,258,029
Series 2676, Cl. KY, 5%, 9/15/23	2,516,000	2,421,576
Series 2676, Cl. TF, 3.088%, 1/15/32[1]	3,589,639	3,544,129
Series 2727, Cl. UA, 3.50%, 10/15/22	711,982	711,539
Series 2736, Cl. DB, 3.30%, 11/15/26	10,690,002	10,591,567
Series 2777, Cl. PJ, 4%, 5/15/24	817,232	817,499
Series 2934, Cl. NA, 5%, 4/15/24	3,079,948	3,093,057
Series 2936, Cl. PE, 5%, 2/1/35	2,807,000	2,613,462
Series 2939, Cl. PE, 5%, 2/15/35	11,489,000	10,696,300
Series 3025, Cl. SJ, 15.629%, 8/15/35[1]	3,010,658	3,182,301
Series 3035, Cl. DM, 5.50%, 11/15/25	7,327,599	7,407,518
Series 3057, Cl. LG, 5%, 10/15/35	5,000,000	4,644,343
Series 3094, Cl. HS, 15.263%, 6/15/34[1]	1,614,182	1,671,607
Series 3105, Cl. BD, 5.50%, 1/15/26	8,122,000	7,805,698
Series 3138, Cl. PA, 5.50%, 2/15/27	17,375,351	17,690,787
F4 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 11.526%, 7/1/26[6]	$2,380,561	$528,256
Series 183, Cl. IO, 7.778%, 4/1/27[6]	941,097	184,588
Series 192, Cl. IO, 11.023%, 2/1/28[6]	428,737	90,029
Series 200, Cl. IO, 10.799%, 1/1/29[6]	526,484	117,989
Series 2003-13, Cl. IO, 11.514%, 3/25/33[6]	4,824,803	1,159,681
Series 2003-26, Cl. DI, 11.752%, 4/25/33[6]	3,153,305	674,153
Series 2003-26, Cl. IK, 15.079%, 4/25/33[6]	552,608	118,144
Series 203, Cl. IO, 1.866%, 6/1/29[6]	1,791,781	412,451
Series 204, Cl. IO, (8.535)%, 5/1/29[6]	149,052	32,842
Series 205, Cl. IO, 8.418%, 9/1/29[6]	2,315,328	584,651
Series 206, Cl. IO, (13.169)%, 12/1/29[6]	744,280	181,603
Series 207, Cl. IO, (18.708)%, 4/1/30[6]	849,192	211,556
Series 2074, Cl. S, 25.837%, 7/17/28[6]	545,861	73,563
Series 2079, Cl. S, 30.446%, 7/17/28[6]	872,320	121,703
Series 208, Cl. IO, (6.412)%, 6/1/30[6]	1,536,348	371,560
Series 212, Cl. IO, 1.558%, 5/1/31[6]	3,465,926	740,322
Series 214, Cl. IO, (11.709)%, 6/1/31[6]	822,466	203,038
Series 216, Cl. IO, 10.831%, 12/1/31[6]	8,363,377	2,144,975
Series 224, Cl. IO, 8.162%, 3/1/33[6]	4,553,503	1,022,569
Series 243, Cl. 6, 8.759%, 12/15/32[6]	2,749,007	625,541
Series 2526, Cl. SE, 22.945%, 6/15/29[6]	1,419,272	109,312
Series 2802, Cl. AS, 65.571%, 4/15/33[6]	4,013,610	302,304
Series 2819, Cl. S, 25.569%, 6/15/34[6]	12,159,683	1,085,302
Series 2920, Cl. S, 38.684%, 1/15/35[6]	7,314,972	617,722
Series 3000, Cl. SE, 65.783%, 7/15/25[6]	9,396,682	623,418
Series 3004, Cl. SB, 99.644%, 7/15/35[6]	13,973,720	970,861
Series 3110, Cl. SL, 86.931%, 2/15/26[6]	2,684,185	178,811
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 192, Cl. PO, 6.572%, 2/1/28[7]	428,737	350,825
Federal National Mortgage Assn.:
4.50%, 4/25/18-8/1/20	45,088,197	44,376,763
4.50%, 5/25/18[5]	8,273,429	8,169,432
4.50%, 10/1/21[8]	21,130,000	20,595,157
5%, 12/25/17-9/25/35	186,430,096	184,252,717
5%, 3/1/18-9/25/33[5]	53,559,262	52,574,068
5%, 12/1/17-8/25/34[8]	34,852,372	34,229,378
5.296%, 10/1/36	60,122,803	60,897,827
5.50%, 1/25/22-9/1/36	258,925,173	259,051,969
5.50%, 4/25/33-8/25/33[5]	42,796,181	42,810,163
5.50%, 10/1/23-10/1/38[8]	41,300,000	41,342,989
6%, 7/25/24-8/1/34	60,658,655	61,818,537
6%, 11/25/32-10/25/33[5]	34,997,918	35,636,343
6%, 10/1/23-10/1/36[8]	50,688,000	51,468,189
6.50%, 5/25/17-1/1/34	23,708,755	24,568,251
6.50%, 6/25/17[5]	5,986,114	6,224,843
6.50%, 10/1/38[8]	34,808,000	35,694,525
F5 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn.: Continued
7%, 11/1/17-9/25/34	$32,791,836	$34,541,706
7.50%, 6/25/10-1/1/33	11,674,751	12,645,514
8.50%, 7/1/32	82,253	90,680
9.50%, 4/25/20-4/8/21	94,102	104,829
11%, 11/8/15-2/25/26	315,983	370,665
13%, 6/25/15	74,181	88,009
15%, 5/9/13	202,013	232,634
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl. IO, 33.369%, 12/25/41[6]	127,197,161	1,191,723
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl. IO, 38.858%, 11/25/40[6]	15,000,582	202,487
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO, 27.009%, 7/25/41[6]	24,085,463	391,280
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	325,718	339,874
Trust 1997-45, Cl. CD, 8%, 7/18/27	1,793,394	1,896,821
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	2,138,813	2,205,330
Trust 1999-14, Cl. MB, 6.50%, 4/25/29	95,016	98,284
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	3,779,356	3,849,573
Trust 2001-19, Cl. Z, 6%, 5/1/31	2,283,766	2,319,815
Trust 2001-44, Cl. QC, 6%, 9/25/16	303,427	313,100
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	407,032	422,656
Trust 2001-65, Cl. F, 3.807%, 11/25/31[1]	3,902,276	3,887,312
Trust 2001-69, Cl. PF, 4.207%, 12/25/31[1]	4,248,395	4,261,974
Trust 2001-70, Cl. LR, 6%, 9/25/30	89,619	89,712
Trust 2001-80, Cl. ZB, 6%, 1/25/32	4,529,506	4,620,144
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32	1,787,355	1,849,864
Trust 2002-12, Cl. PG, 6%, 3/25/17	2,929,584	3,023,382
Trust 2002-19, Cl. PE, 6%, 4/25/17	1,651,580	1,704,212
Trust 2002-21, Cl. PE, 6.50%, 4/25/32	4,206,969	4,326,079
Trust 2002-29, Cl. F, 4.207%, 4/25/32[1]	2,057,157	2,062,990
Trust 2002-60, Cl. FH, 4.207%, 8/25/32[1]	4,038,411	4,047,086
Trust 2002-64, Cl. FJ, 4.207%, 4/25/32[1]	631,808	629,381
Trust 2002-68, Cl. FH, 3.248%, 10/18/32[1]	1,315,436	1,307,757
Trust 2002-81, Cl. FM, 3.707%, 12/25/32[1]	2,414,251	2,396,373
Trust 2002-9, Cl. PC, 6%, 3/25/17	3,274,678	3,379,556
Trust 2003-116, Cl. FA, 3.607%, 11/25/33[1]	755,742	746,307
Trust 2003-130, Cl. CS, 7.686%, 12/25/33[1]	3,217,145	2,930,968
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23	5,484,000	5,235,965
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23	12,312,000	11,653,008
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	5,556,000	5,358,778
Trust 2003-3, Cl. FM, 3.707%, 4/25/33[1]	2,989,952	2,970,200
Trust 2003-81, Cl. NB, 4.50%, 11/25/14	10,264,000	10,280,566
Trust 2003-81, Cl. PW, 4%, 3/25/25	2,366,530	2,360,647
Trust 2003-84, Cl. AJ, 3%, 4/25/13	351,768	351,162
Trust 2003-84, Cl. GC, 4.50%, 5/25/15	12,320,000	12,339,999
F6 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates: Continued
Trust 2004-101, Cl. BG, 5%, 1/25/20	$4,413,000	$4,350,862
Trust 2004-52, Cl. JR, 4.50%, 7/25/24	3,845,823	3,847,152
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	1,705,550	1,817,648
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	3,800,000	3,617,250
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	2,772,608
Trust 2005-59, Cl. NQ, 8.858%, 5/25/35[1]	2,923,532	2,743,846
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	3,510,000	3,280,066
Trust 2006-24, Cl. DB, 5.50%, 4/25/26	960,000	903,373
Trust 2006-29, Cl. PA, 5.50%, 8/25/26	12,779,088	12,918,174
Trust 2006-46, Cl. SW, 12.441%, 6/25/36[1]	4,086,301	4,187,915
Trust 2006-50, Cl. KS, 12.441%, 6/25/36[1]	3,433,289	3,440,232
Trust 2006-57, Cl. PA, 5.50%, 8/25/27	8,791,411	8,937,295
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 35.259%, 11/18/31[6]	4,429,373	496,422
Trust 2001-63, Cl. SD, 14.132%, 12/18/31[6]	114,326	12,950
Trust 2001-68, Cl. SC, 11.923%, 11/25/31[6]	78,981	8,684
Trust 2001-81, Cl. S, 23.723%, 1/25/32[6]	1,034,395	111,120
Trust 2002-28, Cl. SA, 24.461%, 4/25/32[6]	734,028	75,722
Trust 2002-38, Cl. IO, 29.217%, 4/25/32[6]	648,332	59,866
Trust 2002-39, Cl. SD, 20.892%, 3/18/32[6]	1,008,705	99,026
Trust 2002-48, Cl. S, 23.29%, 7/25/32[6]	1,174,558	126,703
Trust 2002-52, Cl. SL, 23.262%, 9/25/32[6]	699,766	75,557
Trust 2002-53, Cl. SK, 20.992%, 4/25/32[6]	628,780	64,051
Trust 2002-56, Cl. SN, 25.259%, 7/25/32[6]	1,610,851	173,969
Trust 2002-65, Cl. SC, 33.379%, 6/25/26[6]	1,984,837	216,393
Trust 2002-77, Cl. IS, 25.75%, 12/18/32[6]	1,104,559	113,471
Trust 2002-77, Cl. SH, 26.713%, 12/18/32[6]	1,271,704	145,021
Trust 2002-89, Cl. S, 45.409%, 1/25/33[6]	6,739,072	700,773
Trust 2002-9, Cl. MS, 22.594%, 3/25/32[6]	1,387,526	155,227
Trust 2003-118, Cl. S, 33.709%, 12/25/33[6]	8,266,098	987,391
Trust 2003-23, Cl. ES, 49.37%, 10/25/22[6]	24,227,652	2,007,176
Trust 2003-33, Cl. SP, 39.597%, 5/25/33[6]	4,774,409	583,545
Trust 2003-4, Cl. S, 34.21%, 2/25/33[6]	2,454,033	288,735
Trust 2003-46, Cl. IH, (5.066)%, 6/1/33[6]	976,390	197,494
Trust 2005-105, Cl. S, 67.083%, 12/25/35[6]	11,609,531	992,892
Trust 2005-40, Cl. SA, 38.96%, 5/25/35[6]	10,916,242	896,179
Trust 2005-40, Cl. SB, 48.607%, 5/25/35[6]	4,985,195	427,766
Trust 2005-71, Cl. SA, 50.482%, 8/25/25[6]	5,897,373	474,590
Trust 2005-83, Cl. SL, 61.524%, 10/25/35[6]	13,106,056	1,063,383
Trust 2005-87, Cl. SE, 93.637%, 10/25/35[6]	49,626,435	3,228,066
Trust 2005-87, Cl. SG, 71.435%, 10/25/35[6]	13,442,816	1,183,627
Trust 2006-119, Cl. MS, 64.382%, 12/25/36[6]	12,279,352	1,122,119
Trust 2006-33, Cl. SP, 53.66%, 5/25/36[6]	8,333,392	861,836
Trust 2006-34, Cl. SK, 55.349%, 5/25/36[6]	13,244,842	1,337,394
Trust 2006-42, Cl. CI, 28.061%, 6/25/36[6]	12,527,061	1,110,270
Trust 2006-48, Cl. QA, 30.127%, 6/25/36[6]	8,990,028	806,642
F7 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2006-75, Cl. SA, 55.317%, 8/25/36[6]	$8,061,686	$699,583
Trust 2006-90, Cl. SX, 76.949%, 9/25/36[6]	10,405,897	969,910
Trust 221, Cl. 2, 15.40%, 5/1/23[6]	938,615	219,870
Trust 240, Cl. 2, 23.839%, 9/1/23[6]	1,561,138	391,474
Trust 247, Cl. 2, 5.19%, 10/1/23[6]	369,732	93,495
Trust 252, Cl. 2, 7.817%, 11/1/23[6]	109,891	27,431
Trust 2682, Cl. TQ, 74.997%, 10/15/33[6]	4,669,121	334,674
Trust 2981, Cl. BS, 82.237%, 5/15/35[6]	8,576,808	752,709
Trust 301, Cl. 2, 5.434%, 4/1/29[6]	1,454,564	320,935
Trust 302, Cl. 2, 2.575%, 6/1/29[6]	2,096,165	452,983
Trust 303, Cl. IO, 15.145%, 11/1/29[6]	813,437	207,927
Trust 313, Cl. 2, (6.399)%, 6/1/31[6]	5,507,449	1,360,783
Trust 319, Cl. 2, 5.748%, 2/1/32[6]	85,250	20,058
Trust 321, Cl. 2, 9.355%, 4/1/32[6]	6,942,009	1,621,562
Trust 322, Cl. 2, 3.686%, 4/1/32[6]	345,085	77,657
Trust 324, Cl. 2, 5.365%, 7/1/32[6]	5,054,486	1,158,052
Trust 328, Cl. 2, 1.93%, 12/1/32[6]	12,316,565	2,746,439
Trust 331, Cl. 5, 9.399%, 2/1/33[6]	5,905,224	1,317,888
Trust 332, Cl. 2, 4.525%, 3/1/33[6]	15,499,409	3,401,429
Trust 333, Cl. 2, 3.891%, 4/1/33[6]	11,011,915	2,416,422
Trust 334, Cl. 12, 5.392%, 2/1/33[6]	7,407,379	1,714,763
Trust 334, Cl. 3, 11.057%, 7/1/33[6]	1,967,520	431,636
Trust 334, Cl. 5, 11.073%, 5/1/33[6]	3,536,030	785,170
Trust 334, Cl. IO, 11.132%, 2/1/33[6]	4,801,836	1,079,613
Trust 338, Cl. 2, 2.812%, 7/1/33[6]	9,792,991	2,152,850
Trust 339, Cl. 7, 8.871%, 7/1/33[6]	17,504,524	3,815,273
Trust 339, Cl. 8, 8.584%, 8/1/33[6]	1,086,715	240,470
Trust 342, Cl. 2, 5.992%, 9/1/33[6]	1,560,861	351,726
Trust 344, Cl. 2, 9.126%, 12/1/33[6]	7,661,196	1,697,881
Trust 345, Cl. 9, 11.203%, 1/1/34[6]	6,163,591	1,225,584
Trust 346, Cl. 2, 2.956%, 12/1/33[6]	10,248,872	2,254,255
Trust 351, Cl. 10, 9.48%, 4/1/34[6]	1,816,814	399,926
Trust 351, Cl. 11, 9.889%, 11/1/34[6]	971,738	198,600
Trust 351, Cl. 8, 8.01%, 4/1/34[6]	2,939,471	590,280
Trust 356, Cl. 10, 9.542%, 6/1/35[6]	2,596,773	614,596
Trust 356, Cl. 12, 7.968%, 2/1/35[6]	1,345,080	318,499
Trust 362, Cl. 12, 5.412%, 8/1/35[6]	159,263	37,219
Trust 362, Cl. 13, 7.985%, 8/1/35[6]	168,263	39,344
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 5.901%, 4/1/32[7]	15,805,220	12,458,215
Trust 324, Cl. 1, 6.054%, 7/1/32[7]	1,262,143	1,018,760
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 14.254%, 9/15/22[6]	13,098,948	265,972
Series 1995-2B, Cl. 2IO, 9.734%, 6/15/25[6]	882,053	17,528
Series 1995-3, Cl. 1IO, 7.331%, 9/15/25[6]	30,156,454	275,748

		1,487,244,695
F8 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

GNMA/Guaranteed—0.4%
Government National Mortgage Assn.:
5.625%, 8/8/27[1]	$7,728	$7,823
7%, 1/29/28-2/8/30	2,036,177	2,144,246
8%, 1/29/28-9/29/28	752,515	826,051
11%, 11/8/19	17,315	19,625
12%, 12/9/13-9/1/15	30,282	34,983
12.50%, 12/29/13-11/29/15	971,227	1,100,984
13%, 10/30/15	1,501,991	1,719,220
13.50%, 6/30/15	2,014,438	2,310,865
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	8,063,842	8,816,783
Series 2000-12, Cl. ZA, 8%, 2/16/30	3,493,904	3,826,234
Series 2000-7, Cl. Z, 8%, 1/16/30	4,035,512	4,426,760
Series 2001-62, Cl. KZ, 6.50%, 12/16/31	11,576,722	11,958,730
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 23.961%, 7/16/28[6]	1,763,853	243,168
Series 1998-6, Cl. SA, 35.723%, 3/16/28[6]	1,109,538	132,575
Series 2006-47, Cl. SA, 50.597%, 8/16/36[6]	13,151,999	1,194,565

		38,762,612

Non-Agency—14.5%
Commercial—5.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2006-5, Cl. A2, 5.348%, 10/10/11	1,325,000	1,264,345
Series 2008-1, Cl. A4, 6.346%, 12/1/17[1]	9,480,000	8,356,100
Series 2008-1, Cl. AM, 6.389%, 1/1/18[1]	2,390,000	1,910,477
Series 2008-1, Cl. AJ, 6.389%, 1/1/18[1]	2,380,000	1,617,899
Banc of America Funding Corp., Mtg. Pass-Through Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32	2,344,723	2,347,414
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32	2,345,554	2,174,521
Bear Stearns Commercial Mortgage Securities Trust 2006-PW13, Commercial Mtg. Pass-Through Certificates, Series PW13, Cl. A4, 5.54%, 9/1/41	14,790,000	13,209,297
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18, Commercial Mtg. Pass-Through Certificates, Series PW18, Cl. A2, 5.613%, 6/1/50	940,000	866,741
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, (5.859)%, 6/22/24[6]	3,145,342	93,122
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series 2006-2, Cl. A1B, 2.572%, 9/25/36[1]	750,823	737,096
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	9,286,000	7,872,365
F9 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Commercial Continued
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1, 5.573%, 12/20/35[1]	$550,923	$384,401
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.915%, 3/1/49[1]	7,470,000	6,773,600
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36	362,908	357,748
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	27,603,000	25,703,221
Series 2007-CD4, Cl. AJ, 5.398%, 12/1/49	6,760,000	4,395,903
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 1A13, 3.657%, 10/25/36[1]	6,623,358	5,463,683
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.913%, 6/1/39[1]	3,960,000	3,398,954
CWABS, Inc. Asset-Backed Certificates Trust 2006-8, Asset-Backed Certificates, Series 2006-8, Cl.2A1, 3.237%, 1/25/46[1]	1,399,509	1,387,588
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37	16,776,221	15,644,481
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2007-RS1, Cl. A2, 4.209%, 1/27/37[1,2]	4,268,487	2,487,728
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36	1,370,954	1,355,575
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	6,060,031	5,928,285
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36	490,498	481,812
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.024%, 10/15/30[1,2]	36,400,000	17,108,000
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	3,693,939	3,340,924
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.128%, 11/1/37[1]	14,948,623	12,176,743
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39	4,445,000	4,388,280
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 7.133%, 5/15/30[1]	2,000,000	1,990,226
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39	9,020,000	8,426,989
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17	19,185,000	16,332,120
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	4,950,000	4,390,799
GSR Mortgage Loan Trust 2006-2F, Mtg. Pass-Through Certificates, Series 2006-2F, Cl. 2A2, 5.75%, 2/1/36	1,623,983	1,321,148
F10 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
GSR Mortgage Loan Trust 2006-AR1, Mtg. Pass-Through Certificates, Series 2006-AR1, Cl. 3A1, 5.371%, 1/1/36[1]	$2,868,623	$2,434,814
Indymac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through Certificates, Series 2005-AR31, Cl. 2 A2, 5.328%, 1/1/36[1]	1,554,369	990,858
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	9,220,000	8,577,688
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47	14,355,000	12,011,787
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47	16,086,000	12,346,804
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47	1,590,000	1,041,644
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	5,275,000	4,951,199
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49[1]	14,520,000	13,688,547
Series 2008-C2, Cl. A4, 6.068%, 2/1/51	21,180,000	18,309,934
Series 2008-C2, Cl. AJ, 6.799%, 2/1/51[1]	8,100,000	5,735,011
Series 2008-C2, Cl. AM, 6.799%, 2/1/51	12,600,000	10,346,994
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDPX, Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	11,190,000	9,326,053
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through Certificates, Series 2000-C9, Cl. A2, 7.77%, 10/15/32	14,609,326	14,773,095
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 3A4, 5.675%, 4/1/36[1]	7,242,422	5,123,945
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 5.802%, 1/1/37[1]	3,545,599	3,215,547
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32	8,115,000	8,213,932
LB-UBS Commercial Mortgage Trust 2000-C3, Commercial Mtg. Pass-Through Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25	9,273,711	9,452,494
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.084%, 2/11/31	4,150,000	4,011,558
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12	21,030,000	19,683,077
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.317%, 4/11/41[1]	6,640,000	5,258,486
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24[2]	417,634	339,328
Mastr Alternative Loan Trust, CMO Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	3,663,471	3,237,265
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 3.657%, 10/25/36[1]	17,435,986	15,297,574
Merrill Lynch Mortgage Investors Trust 2005-A9, Mtg. Asset-Backed Certificates, Series 2005-A9, Cl. 4A1, 5.492%, 12/1/35[1]	9,624,778	7,858,688
F11 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Commercial Continued
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.841%, 5/1/39[1]	$2,980,000	$2,236,361
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	8,700,000	7,433,762
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30	540,994	540,866
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 2001-C1, Cl. A2, 6.36%, 3/12/34	9,627,000	9,646,373
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15	571,000	581,303
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4, Cl. A32, 5.379%, 4/25/35[1]	429,035	298,333
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37	5,333,830	4,334,044
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36	4,844,227	4,488,873
Residential Asset Securitization Trust, Mtg. Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36	3,071,813	2,312,149
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.826%, 2/1/37[1]	23,674,066	18,513,027
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.659%, 6/1/37[1,2]	8,260,573	6,814,973
Structured Asset Mortgage Investments, Inc., Mtg. Pass-Through Certificates, Series 2002-AR3, Cl. A2, 3.53%, 9/19/32[1]	1,728,944	1,089,235
Wachovia Bank Commercial Mortgage Trust 2006-C28, Commercial Mtg. Pass-Through Certificates, Series 2006-C28, Cl. A4, 5.572%, 10/1/48	10,060,000	8,828,742
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48	2,083,000	1,980,476
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 6.10%, 2/1/51[1]	14,700,000	12,685,910
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Pass- Through Certificates, Series 2007-C34, Cl. AJ, 6.148%, 5/1/46[1]	6,690,000	4,484,171
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through Certificates, Series 2007-A, Cl. 1A1, 5.982%, 3/1/37[1]	10,892,276	10,422,474
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A7, 5.647%, 11/1/36[1]	4,348,945	2,622,540
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 3.695%, 11/1/46[1,2]	4,043,903	2,375,793
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.877%, 8/1/46[1]	19,581,043	16,270,467
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2, 5.711%, 2/25/37[1,2]	7,186,457	2,874,583
Series 2007-HY1, Cl. 2A4, 5.868%, 2/1/37[1]	1,685,208	1,039,043
F12 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.668%, 3/1/37[1]	$10,109,386	$6,015,225
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.584%, 11/1/36[1]	1,979,608	1,551,087
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37[1]	2,112,381	1,760,321
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 4.079%, 4/1/47[1,2]	2,777,128	1,582,963
Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg. Pass- Through Certificates, Series 2004-EE, Cl. 3A2, 4.261%, 12/1/34[1]	17,177,275	15,925,045
Wells Fargo Mortgage-Backed Securities 2004-U Trust, Mtg. Pass- Through Certificates, Series 2004-U, Cl. A1, 5.673%, 10/1/34[1]	3,064,344	2,981,810
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through Certificates, Series 2004-V, Cl. 1A1, 3.92%, 10/1/34[1]	9,927,471	9,730,336
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2, 4.546%, 11/1/34[1]	3,400,424	2,497,114
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 4.538%, 2/1/35[1]	17,211,354	14,757,768
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 5.547%, 4/25/36[1]	10,553,533	9,997,622

		568,586,696

Manufactured Housing—0.1%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36[1]	16,895,373	14,125,785

Multifamily—0.6%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Series 2003-E, Cl. 2A2, 4.709%, 6/25/33[1]	7,338,670	7,319,904
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates, Series 2003-46, Cl. 1A2, 4.411%, 1/19/34[1]	12,304,527	12,287,589
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35	1,325,032	1,164,633
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 1A1, 5.696%, 4/25/37[1]	14,452,082	11,135,393
Merrill Lynch Mortgage Investors Trust, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 4.487%, 2/1/35[1]	3,940,642	3,197,212
WaMu Mortgage Pass-Through Certificates 2003-AR10 Trust, Mtg. Pass-Through Certificates, Series 2003-AR10, Cl. A7, 4.36%, 10/1/33[1]	3,160,000	3,035,731
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A1, 5.539%, 4/1/36[1]	26,680,750	21,341,419
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.093%, 3/25/36[1]	7,194,714	6,597,477

		66,079,358
F13 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Other—0.1%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates, Series 2005-S2, Cl. 3A1, 6.735%, 2/25/32[1]	$5,287,231	$5,132,557

Residential—8.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-4, Cl. A4, 5.936%, 7/1/17[1]	13,250,000	11,357,741
Series 2007-4, Cl. AM, 6.003%, 8/1/17[1]	16,580,000	12,964,265
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2, 4.395%, 5/1/34[1]	14,939,197	13,519,973
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates, Series 2004-9, Cl. 23A1, 5.029%, 11/1/34[1]	9,444,203	8,675,514
Chase Mortgage Finance Trust 2006-S3, Multiclass Mtg. Pass-Through Certificates, Series 2006-S3, Cl. 1A2, 6%, 11/1/36	10,650,000	8,063,758
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.571%, 2/1/37[1]	9,939,970	8,898,752
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	9,470,666	8,513,467
CHL Mortgage Pass-Through Trust 2005-27, Mtg. Pass-Through Certificates, Series 2005-27, Cl. 2A1, 5.50%, 12/1/35	8,483,412	7,625,925
CHL Mortgage Pass-Through Trust 2005-31, Mtg. Pass-Through Certificates, Series 2005-31, Cl. 2A4, 5.476%, 1/1/36[1,2]	3,731,174	1,119,352
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	5,301,000	4,121,046
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 5.646%, 6/1/47[1]	8,620,326	6,766,956
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1, 6.092%, 9/1/47[1]	29,639,383	23,034,804
Series 2007-HY4, Cl. 1A2, 6.092%, 9/1/47[1,2]	10,082,205	4,436,170
Series 2007-HY4, Cl. 2A2, 6.229%, 11/1/37[1,2]	2,265,466	996,805
Series 2007-HY4, Cl. 3A2, 6.40%, 11/1/37[1,2]	2,355,125	1,036,255
CHL Mortgage Pass-Through Trust 2007-HY5, Mtg. Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2, 5.929%, 9/1/37[1,2]	11,060,927	5,641,073
Series 2007-HY5, Cl. 2A2, 6.001%, 9/1/37[1,2]	2,782,702	1,363,524
Series 2007-HY5, Cl. 3A2, 6.201%, 9/1/37[1,2]	6,988,967	3,354,704
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates:
Series 2007-C6, Cl. A2, 5.889%, 8/1/12[1]	2,810,000	2,633,559
Series 2007-C6, Cl. A4, 5.889%, 12/1/49[1]	15,670,000	13,433,377
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4, 6.299%, 12/1/49[1]	9,690,000	8,541,135
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 1A3, 4.952%, 5/1/35[1]	10,922,377	9,796,007
F14 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Residential Continued
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3, Cl. 2A4, 5.198%, 8/1/35[1]	$21,270,732	$17,473,417
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Asset-Backed Pass-Through Certificates, Series 2006-AR1, Cl. 3A2, 5.50%, 3/1/36[1,2]	11,284,916	6,093,855
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Asset-Backed Pass-Through Certificates:
Series 2006-AR2, Cl. 1A2, 5.523%, 3/1/36[1]	23,987,807	20,765,638
Series 2006-AR2, Cl. 1AB, 5.591%, 3/1/36[2]	10,270,427	5,135,213
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	14,345,000	10,934,303
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21	6,378,436	5,831,170
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21	8,118,029	7,705,768
CitiMortgage Alternative Loan Trust 2007-A2, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37	14,479,451	12,839,937
COMM 2007-C9 Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C9, Cl. A4, 6.01%, 7/1/17[1]	13,180,000	11,374,091
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32	6,369,643	5,584,453
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates, Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34	1,229,855	1,085,642
CWALT Alternative Loan Trust 2006-43CB, Mtg. Pass-Through Certificates, Series 2006-43CB, Cl. 1A10, 6%, 2/1/37[2]	40,069,814	26,810,713
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 4.485%, 5/1/34[1]	1,139,727	1,059,330
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates:
Series 2005-AR6, Cl. 3A1, 4.56%, 9/25/35[1]	12,735,546	10,768,181
Series 2005-AR6, Cl. 1A4, 4.626%, 9/1/35[1]	28,106,779	26,202,449
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates:
Series 2007-AR1, Cl. 4A1, 5.827%, 3/1/37[1]	9,691,280	7,656,111
Series 2007-AR1, Cl. 2A1, 5.998%, 3/1/37[1]	52,007,379	41,894,476
JPMorgan Mortgage Trust 2006-A2, Mtg. Pass-Through Certificates, Series 2006-A2, Cl. 5A3, 4.334%, 11/1/33[1]	1,316,083	1,258,402
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1, 5.299%, 7/1/35[1,2]	16,367,407	14,897,450
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A3, 6.019%, 5/1/37[1,2]	4,800,341	2,570,582
F15 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Residential Continued
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates:
Series 2007-C7, Cl. A3, 5.866%, 9/11/45	$4,205,000	$3,614,183
Series 2007-C7, Cl. AM, 6.374%, 9/11/45[1]	12,810,000	10,251,866
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36	1,634,665	1,448,909
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through Certificates, Series 2006-2, Cl. 1A1, 4.951%, 4/1/36[1]	9,836,978	9,232,998
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series 2006-3, Cl. 2A1, 6.073%, 10/25/36[1]	16,669,685	15,220,311
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 1A1, 5.797%, 9/1/37[1,2]	6,632,586	6,145,643
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	2,859,207	2,844,972
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	12,282,686	9,269,730
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%, 5/1/36	1,548,742	1,506,682
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	4,871,096	4,355,691
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35	9,429,000	6,424,056
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	15,812,659	12,070,895
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates, 5.775%, 7/1/37[1,2]	8,281,258	3,230,519
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31	99,331	99,926
Series 2000-UP1, Cl. A2, 8%, 9/25/30	362,325	365,298
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18	2,407,000	2,413,491
WaMu Asset-Backed Certificates 2005-AR12 Trust, Mtg. Asset-Backed Certificates, Series 2007-AR12, Cl. 1A8, 4.833%, 10/1/35[1]	9,995,454	9,298,307
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.489%, 9/25/33[1]	4,595,068	4,441,058
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A1, 5.051%, 12/1/35[1]	10,723,564	9,992,318
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 5.931%, 9/1/36[1]	12,446,926	11,437,129
WaMu Mortgage Pass-Through Certificates 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 2A4, 5.758%, 11/1/36[1,2]	1,313,206	669,735
F16 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Residential Continued
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5.469%, 2/1/37[1]	$50,035,487	$42,081,105
Series 2007-HY1, Cl. 5A1, 5.771%, 2/1/37[1]	28,832,300	22,264,645
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY2, Cl. 1A1, 5.614%, 12/1/36[1]	33,259,335	26,112,738
Series 2007-HY2, Cl. 1A2, 5.614%, 12/1/36[1,2]	3,966,977	1,309,102
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 4A1, 5.348%, 3/1/37[1]	32,698,416	27,468,003
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 4A1, 5.504%, 9/25/36[1]	28,698,144	25,898,115
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.695%, 6/25/37[1]	14,930,576	12,190,838
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust, Mtg. Pass-Through Certificates, Series 2007-HY7, Cl. 2A1, 5.873%, 7/1/37[1]	8,177,931	5,531,084
Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg. Pass-Through Certificates, Series 2004-EE, Cl. 3A1, 4.261%, 12/1/34[1]	7,163,089	6,640,896
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.369%, 9/1/34[1]	1,118,679	944,453
Wells Fargo Mortgage-Backed Securities 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2005-AR12, Cl. 2A6, 4.336%, 7/1/35[1]	5,797,198	4,913,251
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 4.945%, 10/1/35[1]	6,715,195	5,849,753
Wells Fargo Mortgage-Backed Securities 2006-12 Trust, Mtg. Pass-Through Certificates, Series 2006-12, Cl. A1, 6%, 10/25/36	5,857,161	5,850,954
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 3A2, 4.871%, 7/1/36[1,2]	2,508,615	1,216,678
Series 2006-AR10, Cl. 4A2, 5.561%, 7/1/36[1,2]	9,083,565	4,405,529
Series 2006-AR10, Cl. 5A3, 5.594%, 7/1/36[1]	4,496,349	3,799,748
Series 2006-AR10, Cl. 5A6, 5.594%, 7/1/36[1]	44,225,285	35,739,377
Series 2006-AR10, Cl. 2A2, 5.636%, 7/1/36[1,2]	6,115,562	2,966,048
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg. Pass-Through Certificates:
Series 2006-AR13, Cl. A2, 5.748%, 9/1/36[1]	36,577,373	31,210,346
Series 2006-AR13, Cl. A4, 5.748%, 9/1/36[1]	29,050,000	22,642,813
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 5.24%, 4/1/36[1]	6,928,545	5,962,970

		823,167,506

Total Mortgage-Backed Obligations (Cost $3,169,483,469)		3,003,099,209
F17 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

U.S. Government Obligations—3.3%

Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13[9,10]	$16,130,000		$15,706,152
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.375%, 4/15/09[9]	26,370,000		26,370,396
3.75%, 6/28/13[9]	23,220,000		23,064,380
4.125%, 9/27/13[9]	48,945,000		49,382,079
5.25%, 5/21/09[9]	49,580,000		50,165,738
Federal National Mortgage Assn. Sr. Unsec. Nts., 4.875%, 5/18/12	20,040,000		20,836,329
Federal National Mortgage Assn. Unsec. Nts.:
3.25%, 4/9/13[9]	47,710,000		46,487,479
3.875%, 7/12/13[9]	29,450,000		29,408,623
4.625%, 10/15/14[11]	23,490,000		23,903,142
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 6.135%, 1/15/21[12]	53,130,000		29,666,729
U.S. Treasury Bonds, STRIPS, 4.955%, 2/15/16[5,12]	23,896,000		18,160,219

Total U.S. Government Obligations (Cost $329,604,504)			333,151,266

Foreign Government Obligations—24.7%

Argentina—0.1%
Argentina (Republic of) Bonds:
3.127%, 8/3/12[1]	11,814,501		8,493,880
Series GDP, 0.971%, 12/15/35[1]	23,710,000		1,920,510
Series V, 7%, 3/28/11	4,160,000		3,095,156
Series VII, 7%, 9/12/13	1,205,000		818,446

			14,327,992

Australia—0.1%
New South Wales Treasury Corp. Sr. Bonds, Series 12RG, 6%, 5/1/12	2,880,000	AUD	2,276,505
New South Wales Treasury Corp. Sr. Unsec. Bonds, Series 14RG, 5.50%, 8/1/14	4,190,000	AUD	3,220,190

			5,496,695

Austria—0.1%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16	9,716,000	EUR	13,413,860

Belgium—0.1%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	9,010,000	EUR	12,790,412

Brazil—2.7%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18[13]	13,550,000		11,991,750
Brazil (Federal Republic of) Bonds:
6%, 1/17/17	34,465,000		33,344,888
8%, 1/15/18	31,680,000		34,056,000
8.75%, 2/4/25	1,815,000		2,137,163
8.875%, 10/14/19	21,300,000		25,027,500
10.50%, 7/14/14	17,798,000		22,469,975
F18 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Brazil Continued
Brazil (Federal Republic of) Letras Tesouro Nacional Treasury Bills, 0%, 1/1/09[12]	57,340,000	BRR	$29,130,582
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10	58,026,000	BRR	29,014,034
10%, 1/1/12	29,874,000	BRR	14,330,854
10%, 1/1/17	140,991,000	BRR	60,887,159
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15	7,950,000		8,514,450

			270,904,355

Bulgaria—0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15	7,080,000		7,823,400
8.25%, 1/15/15[13]	6,790,000		7,502,950

			15,326,350

Canada—0.3%
Canada (Government of) Bonds:
3.50%, 6/1/13	9,370,000	CAD	8,949,153
5%, 6/1/37	9,860,000	CAD	10,492,319
Canada (Government of) Nts.:
3.75%, 6/1/10	7,035,000	CAD	6,713,145
4.25%, 6/1/18	4,290,000	CAD	4,203,333

			30,357,950

Colombia—0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[13]	9,427,000,000	COP	3,609,782
Colombia (Republic of) Bonds:
7.375%, 9/18/37	10,402,000		10,438,407
10.75%, 1/15/13	8,000,000		9,410,000
12%, 10/22/15	14,703,000,000	COP	7,065,540
Colombia (Republic of) Nts.:
8.25%, 12/22/14	4,050,000		4,414,500
11.75%, 3/1/10	5,175,000,000	COP	2,414,417
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24	4,010,000		4,411,000
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14[13]	8,730,000		8,730,000

			50,493,646

Costa Rica—0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20	5,424,000		6,888,480

Denmark—0.1%
Denmark (Kingdom of) Bonds, 5%, 11/15/13	58,430,000	DKK	11,483,479

Ecuador—0.0%
Ecuador (Republic of) Unsec. Bonds, 10%, 8/15/30[1]	3,745,000		2,733,850
F19 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Egypt—0.2%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 11.021%, 1/6/09[12]	29,825,000	EGP	$5,308,168
Series 364, 8.371%, 1/6/09[12]	24,925,000	EGP	4,405,508
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12[13]	77,705,000	EGP	12,091,396

			21,805,072

El Salvador—0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34[13]	4,802,000		4,777,990
7.65%, 6/15/35[13]	10,425,000		10,268,625

			15,046,615

France—1.8%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16	39,390,000	EUR	52,133,677
4%, 10/25/38	29,595,000	EUR	36,715,540
France (Government of) Treasury Nts.:
3.75%, 1/12/13	47,450,000	EUR	66,076,495
4.50%, 7/12/12	18,785,000	EUR	26,966,034

			181,891,746

Germany—1.7%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13	46,175,000	EUR	65,063,502
Series 05, 4%, 1/4/37	28,040,000	EUR	35,752,944
Series 07, 4.25%, 7/4/17	52,310,000	EUR	74,920,251

			175,736,697

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[13]	9,290,000		8,825,500

Greece—0.3%
Greece (Republic of) Bonds, 4.60%, 5/20/13	20,960,000	EUR	29,509,625

Guatemala—0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11[13]	3,052,000		3,402,980
10.25%, 11/8/11	3,208,000		3,576,920

			6,979,900

Hungary—0.2%
Hungary (Republic of) Bonds, Series 12/C, 6%, 10/24/12	4,129,000,000	HUF	21,443,233

Indonesia—0.7%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14[13]	22,015,000		21,189,438
6.90%, 1/17/18[13]	15,300,000		13,973,184
7.25%, 4/20/15[13]	11,655,000		11,334,488
F20 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Indonesia Continued
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[13]	$7,320,000		$6,624,600
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[13]	13,940,000		13,626,350

			66,748,060

Israel—0.4%
Israel (State of) Bonds:
5.50%, 2/28/17	60,080,000	ILS	17,301,656
Series 2682, 7.50%, 3/31/14	68,180,000	ILS	21,537,203

			38,838,859

Italy—0.4%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.70%, 7/1/09[1]	28,010,000	EUR	39,475,752

Japan—4.8%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10	14,591,000,000	JPY	137,591,395
5 yr., Series 72, 1.50%, 6/20/13	16,748,000,000	JPY	160,864,575
10 yr., Series 279, 2%, 3/20/16	2,727,000,000	JPY	27,229,744
10 yr., Series 282, 1.70%, 9/20/16	7,632,000,000	JPY	73,975,611
20 yr., Series 61, 1%, 3/20/23	4,539,000,000	JPY	37,946,134
20 yr., Series 73, 2%, 12/20/24	3,404,000,000	JPY	32,104,116
20 yr., Series 75, 2.10%, 3/20/25	1,891,000,000	JPY	18,050,422

			487,761,997

Malaysia—0.2%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12[2]	59,778,000	MYR	18,580,235

Mexico—1.3%
Mexican Williams Sr. Nts., 3.578%, 11/15/08[1,2]	1,500,000		1,508,280
United Mexican States Bonds:
8.375%, 1/14/11	9,990,000		10,764,225
Series A, 6.375%, 1/16/13	9,990,000		10,294,695
Series M7, 8%, 12/24/08[1]	634,570,000	MXN	57,972,363
Series MI10, 8%, 12/19/13	319,920,000	MXN	28,775,199
Series M20, 10%, 12/5/24[1]	205,000,000	MXN	21,310,234

			130,624,996

Nigeria—0.9%
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09	212,600,000	NGN	1,822,957
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10	1,064,890		891,213
Nigeria (Federal Republic of) Treasury Bills:
Series 364, 9.186%, 1/8/09[12]	1,953,600,000	NGN	16,148,365
Series 364, 9.17%, 2/5/09[12]	1,532,400,000	NGN	12,535,153
Series 364, 9.30%, 4/9/09[12]	440,900,000	NGN	3,544,369
F21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Nigeria Continued
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12	1,559,500,000	NGN	$12,662,692
Series 3Y1S, 15%, 1/27/09	294,000,000	NGN	2,533,427
Series 5 yr., 9.50%, 2/23/12	697,500,000	NGN	5,770,246
Series 5Y, 9.50%, 8/31/12	1,552,000,000	NGN	12,568,805
Series 5Y13, 12.99%, 9/29/11	524,300,000	NGN	4,914,686
Series 7Y16, 11.99%, 12/22/13	857,700,000	NGN	7,292,437
Series 7YR, 12.74%, 10/27/13	341,700,000	NGN	2,999,662
Series 10 yr., 9.35%, 8/31/17	1,487,100,000	NGN	10,620,788

			94,304,800

Norway—0.0%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13	22,380,000	NOK	4,153,573

Panama—0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36	10,705,000		10,169,750
7.25%, 3/15/15	31,618,000		32,961,765
8.875%, 9/30/27	4,925,000		5,774,563
9.375%, 4/1/29	5,500,000		6,847,500

			55,753,578

Peru—1.6%
Peru (Republic of) Bonds:
7.84%, 8/12/20	61,210,000	PEN	19,521,629
8.375%, 5/3/16	3,350,000		3,584,500
9.91%, 5/5/15	70,149,000	PEN	25,401,041
Series 7, 8.60%, 8/12/17	71,402,000	PEN	24,193,966
Series 8-1, 12.25%, 8/10/11	94,570,000	PEN	34,936,203
Peru (Republic of) Certificates of Deposit:
3.925%, 10/20/08[12]	15,425,000	PEN	5,146,003
4.066%, 4/13/09[12]	1,533,000	PEN	492,482
4.163%, 7/9/09[12]	23,137,000	PEN	7,287,321
5.711%, 1/5/09[12]	71,423,000	PEN	23,461,651
5.719%, 11/6/08[12]	28,450,000	PEN	9,457,806
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16[12]	14,031,213		9,242,360

			162,724,962

Philippines—0.2%
Philippines (Republic of the) Bonds:
8%, 1/15/16	17,390,000		18,389,925
8.375%, 2/15/11	5,050,000		5,334,063
Philippines (Republic of the) Unsec. Bonds, 9%, 2/15/13	930,000		1,027,650

			24,751,638
F22 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Poland—0.2%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22	8,880,000	PLZ	$3,683,913
Series 0413, 5.25%, 4/25/13	35,565,000	PLZ	14,308,771

			17,992,684

Sweden—0.1%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15	70,000,000	SEK	10,544,737

The Netherlands—0.2%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11	7,860,000	EUR	11,442,606
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17	5,255,000	EUR	7,498,471

			18,941,077

Turkey—2.3%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	11,135,000		10,466,900
7%, 9/26/16	20,140,000		20,190,350
7%, 3/11/19	9,950,000		9,414,292
14%, 1/19/11[1]	38,490,000	TRY	27,635,790
15.861%, 10/7/09[12]	46,140,000	TRY	30,411,330
16%, 3/7/12[1]	99,500,000	TRY	72,949,685
18.139%, 1/13/10[12]	74,380,000	TRY	46,593,108
Series CPI, 12%, 8/14/13	3,745,000	TRY	3,038,480
Turkey (Republic of) Nts., 7.25%, 3/15/15	10,915,000		10,887,713

			231,587,648

Ukraine—0.2%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine, 8.625% Nts., 7/15/11[13]	20,560,000		18,504,000

United Kingdom—0.9%
United Kingdom Gilt Bonds:
4.75%, 6/7/10	10,750,000	GBP	19,342,852
5%, 3/7/12	9,805,000	GBP	17,911,801
United Kingdom Treasury Bonds:
4.75%, 12/7/38	20,965,000	GBP	38,826,883
5%, 3/7/18	10,470,000	GBP	19,403,415

			95,484,951

Uruguay—0.5%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27	167,100,000	UYU	7,629,737
7.625%, 3/21/36	8,155,000		7,788,025
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18	232,960,000	UYU	12,599,641
8%, 11/18/22	19,500,000		19,597,500

			47,614,903
F23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Venezuela—0.5%
Venezuela (Republic of) Bonds:
9%, 5/7/23	$9,715,000		$6,654,775
9.25%, 9/15/27	27,495,000		20,580,008
Venezuela (Republic of) Nts., 10.75%, 9/19/13	17,150,000		15,820,875
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25	18,355,000		11,104,775

			54,160,433

Total Foreign Government Obligations (Cost $2,616,779,120)			2,514,004,340

Loan Participations—0.1%
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 8.40% Sec. Nts., 2/9/16[2] (Cost $15,052,892)	15,660,000		8,456,400

Corporate Bonds and Notes—17.7%
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15[13]	3,594,000		2,965,050
AES Panama SA, 6.35% Sr. Nts., 12/21/16[13]	4,230,000		4,046,786
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19	1,681,077		1,681,077
Albertson’s, Inc., 8% Sr. Unsec. Debs., 5/1/31	10,865,000		10,102,527
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12	3,640,000		3,130,400
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	1,540,000		1,447,600
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14	7,475,000		7,306,813
Alrosa Finance SA:
8.875% Nts., 11/17/14	12,160,000		10,488,000
8.875% Nts., 11/17/14[13]	7,235,000		6,240,188
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17[13]	13,860,000	BRR	5,317,042
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14	2,255,000		1,950,575
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	33,200,000	MXN	2,676,886
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11[2]	38,178		26,915
8.875% Sr. Unsec. Sub. Nts., 1/15/11	1,020,000		708,900
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[2,3,4]	3,462,000		—
American Tower Corp., 7.50% Sr. Nts., 5/1/12	5,250,000		5,197,500
Atlas Energy Resources LLC, 10.75% Sr. Nts., 2/1/18[13]	7,255,000		6,565,775
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	4,835,000		4,472,375
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[13]	19,044,299		16,616,151
Avis Budget Car Rental LLC, 7.625% Sr. Unsec. Unsub. Nts., 5/15/14	11,525,000		7,347,188
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	8,565,000	EUR	10,970,406
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14	6,440,000	EUR	8,669,653
Banco BMG SA, 9.15% Nts., 1/15/16[13]	17,395,000		16,742,688
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21[1,13]	5,425,000		5,153,750
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[13]	4,617,000		2,977,965
F24 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
Banco Invex SA, 26.137% Mtg.-Backed Certificates, Series 062U, 3/13/34[1,14]	17,204,645	MXN	$5,906,511
Banco Pine SA, 7.375% Sr. Unsec. Nts., 6/17/10[13]	10,210,000		9,852,650
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	31,985,000	EUR	41,064,970
4.50% Sr. Sec. Nts., 7/13/21	14,900,000	EUR	18,133,896
Barclays Bank plc, 6.278% Perpetual Bonds[15]	17,640,000		12,913,891
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15[13]	2,775,000		2,643,188
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	2,645,000		2,572,263
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16	2,280,000		1,938,000
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14	8,180,000		6,421,300
Biomet, Inc., 10% Sr. Unsec. Bonds, 10/15/17	3,020,000		3,095,500
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[13]	13,570,000		12,416,550
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[13,15]	17,200,000		15,970,613
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14	16,105,000		14,736,075
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts., 4/15/15[16]	5,180,000		4,040,400
CCH I LLC/CCH I Capital Corp., 11% Sr. Sec. Nts., 10/1/15	5,995,000		3,986,675
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13[13]	3,300,000		2,697,750
CellNet Data Systems, Inc., Sr. Unsec. Nts., 10/1/07[2,3,4]	21,747,000		—
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09[2]	3,285,000		3,120,750
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16	11,185,000		10,262,238
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12	515,000		489,250
Cinemark, Inc., 0%/9.75% Sr. Unsec. Nts., 3/15/14[2,17]	5,680,000		5,488,300
Citigroup, Inc., 8.40% Perpetual Bonds, Series E15	6,785,000		4,626,759
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13	14,050,000		13,224,563
Claire’s Stores, Inc., 10.50% Sr. Unsec. Sub. Nts., 6/1/17	15,415,000		5,241,100
Cloverie plc, 7.454% Sec. Nts., Series 2005-93, 12/20/10[1,2]	6,700,000		5,584,450
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15	3,640,000		3,476,200
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12	2,855,000		2,783,625
8.375% Sr. Nts., 12/15/14[2]	2,510,000		2,497,450
Copano Energy LLC/Copano Energy Finance Corp., 7.75% Sr. Nts., 6/1/18[13]	8,410,000		7,400,800
Coriolanus Ltd.:
3.359% Pass-Through Sec. Nts., 12/31/17[2,12]	61,920,000	BRR	21,671,512
10.62% Sec. Nts., 8/10/10[2]	9,200,000		3,680,000
Corrections Corp. of America, 7.50% Sr. Nts., 5/1/11	2,270,000		2,272,838
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15	7,690,000		7,536,200
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11	3,100,000		2,991,500
F25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28, Tranche 1, 11/25/09	136,600,000	RUR	$5,217,002
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23, Tranche 1, 9/30/09	134,000,000	RUR	4,947,983
DaVita, Inc., 6.625% Sr. Unsec. Nts., 3/15/13	9,185,000		8,771,675
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12	3,135,000		3,119,325
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31	8,856,000		9,301,182
Denbury Resources, Inc., 7.50% Sr. Sub. Nts., 12/15/15	6,825,000		6,313,125
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16	1,640,000	EUR	2,087,108
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10	489,000		433,988
9.875% Sr. Sub. Nts., 8/15/13	1,360,000		846,600
Dillard’s, Inc., 6.625% Unsec. Nts., 11/15/08[2]	2,005,000		2,010,013
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	6,105,000		5,876,063
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09	1,991,000		1,911,360
8.875% Sr. Unsec. Nts., 3/15/11	641,000		541,645
DRS Technologies, Inc., 6.625% Sr. Nts., 2/1/16	5,090,000		5,166,350
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11	7,055,000		6,508,238
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	8,420,000		7,620,100
Eirles Two Ltd.:
4.692% Sec. Nts., Series 335, 4/30/12[1,2]	16,700,000		9,485,600
6.082% Sec. Nts., Series 324, 4/30/12[1,2]	14,300,000		8,980,400
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10[13]	8,680,000	BRR	4,561,459
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14	3,495,000		3,197,925
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66[1]	8,610,000		7,987,841
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09[2,3,4]	2,196,653	EUR	—
10.75% Sr. Unsec. Sub. Nts., 12/15/09[2,3,4]	6,378,763		—
Exsportfinans ASA, 3.50% Nts., 2/11/11[1]	50,480,000	EUR	62,725,236
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18	7,665,000		7,013,475
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., 6.75% Sr. Unsec. Nts., 5/1/14	395,000		323,900
Ferrellgas Partners LP, 6.75% Sr. Nts., 5/1/14[13]	2,630,000		2,156,600
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12	5,613,000		5,447,630
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14	4,515,000		4,289,250
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	12,570,000		12,399,940
Fresenius Medical Care Capital Trust IV, 7.875% Sr. Sub. Nts., 6/15/11	3,125,000		3,171,875
GameStop Corp., 8% Sr. Unsec. Nts., 10/1/12	3,080,000		3,110,800
GAZ Capital SA, 7.51% Sec. Nts., 7/31/13[13]	15,360,000		14,054,400
F26 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
Gazprom Capital SA:
7.288% Sr. Unsec. Nts., 8/16/37[13]	$41,570,000		$29,348,420
8.146% Sr. Unsec. Bonds, 4/11/18[13]	6,670,000		5,802,900
8.625% Sr. Unsec. Nts., 4/28/34[13]	10,435,000		9,701,733
Gazprom International SA, 7.201% Unsec. Bonds, 2/1/20[13]	4,588,547		4,164,106
General Motors Acceptance Corp., 8% Bonds, 11/1/31	9,760,000		3,683,121
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	11,725,000		7,707,921
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11	2,800,000		2,737,000
9% Sr. Unsec. Nts., 7/1/15	1,790,000		1,781,050
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14	6,660,000		5,827,500
Graphic Packaging International Corp., 8.50% Sr. Nts., 8/15/11	8,105,000		7,740,275
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13[4,13]	6,360,000		4,420,200
GTL Trade Finance, Inc., 7.25% Sr. Unsec. Nts., 10/20/17[13]	14,220,000		13,647,218
Harrah’s Operating Co., Inc., 10.75% Sr. Unsec. Nts., 2/1/16[13]	9,370,000		4,825,550
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A13,15	17,300,000		9,761,300
HCA, Inc.:
6.375% Nts., 1/15/15	7,870,000		6,236,975
9.25% Sr. Sec. Nts., 11/15/16	3,635,000		3,544,125
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16[2]	4,420,000		4,486,300
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16[13]	5,430,000		5,104,200
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14	1,110,000		962,925
10.50% Sr. Unsec. Sub. Nts., 1/1/16	4,375,000		3,675,000
HSBC Bank plc:
10.221% Sr. Unsec. Nts., 7/8/09[12]	17,190,000		17,740,080
12.989% Sr. Unsec. Nts., 3/9/09[12]	17,190,000		16,846,200
12.045% Sr. Unsec. Nts., 1/12/10[12]	22,570,000		19,681,040
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[1]	14,800,000		11,125,752
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[13]	3,440,000		2,081,200
9.25% Sr. Nts., 10/16/13[13]	40,440,000		30,936,600
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22[1,13]	18,530,000		12,801,265
6.625% Nts., 10/3/12[13]	17,600,000		16,997,728
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16	7,030,000		1,950,825
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[13]	18,943,665		20,080,285
Inter-American Development Bank:
6.26% Nts., 12/8/09[1]	7,510,000	BRR	3,899,249
11.108% Nts., 1/25/12[1]	4,698,500,094	COP	1,916,803
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13	4,455,000		4,410,450
F27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12[13]	$4,195,000		$4,037,688
8.80% Sr. Nts., 1/30/17[13]	5,240,000		5,043,500
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14	14,315,000		9,662,625
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14	2,715,000		2,870,189
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[13]	20,225,000		20,279,810
iStar Financial, Inc., 3.369% Sr. Unsec. Nts., 3/16/09[1]	3,320,000		2,764,056
Jarden Corp., 7.50% Sr. Unsec. Sub. Nts., 5/1/17	5,890,000		4,932,875
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[15]	6,360,000		5,368,673
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35[2]	21,284,360	MXN	1,628,971
24.62% Mtg.-Backed Certificates, Series 06U, 9/25/35[1]	12,268,023	MXN	3,281,456
JPMorgan Securities Ltd., Red Square Capital Ltd., 9% Collateralized Debt Obligation Nts., 11/20/08[13]	217,000,000	RUR	8,224,198
JSC Astana Finance, 9.16% Nts., 3/14/12[2]	26,000,000		17,995,652
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13	1,030,000		587,100
8.875% Sr. Sub. Nts., 4/1/12	2,405,000		1,539,200
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09	2,225,000		2,236,125
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18[13]	37,770,000		32,293,350
KB Home, 8.625% Sr. Sub. Nts., 12/15/08	2,724,000		2,737,620
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14[13]	5,300,000		5,114,500
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33	8,519,000		7,780,565
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13[2]	1,340,000		1,386,900
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10[13]	6,585,000		5,926,500
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15	6,915,000		6,292,650
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15	2,695,000		2,492,875
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15	3,337,000		2,778,053
7.25% Sr. Unsec. Sub. Nts., 1/1/13	4,990,000		4,540,900
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16	16,595,000		11,616,500
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38[4]	11,978,000		59,890
Leslie’s Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13	2,970,000		2,524,500
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15	8,830,000		7,417,200
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13	6,103,000		4,790,855
Majapahit Holding BV:
7.25% Nts., 10/17/11[13]	7,460,000		7,105,650
7.75% Nts., 10/17/16[13]	10,065,000		8,605,575
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14[1]	5,070,000		3,764,475
F28 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15[13]	$6,670,000		$4,368,850
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14	2,445,000		745,725
6.875% Sr. Unsec. Sub. Nts., 10/1/13	8,285,000		2,526,925
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15	4,650,000		3,255,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11	6,160,000		5,066,600
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11[13]	5,365,000		4,560,250
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13	4,470,000		3,732,450
8% Sr. Sub. Nts., 4/1/12	9,710,000		8,302,050
Momentive Performance Materials, Inc.:
9.75% Sr. Unsec. Nts., 12/1/14[13]	4,455,000		3,541,725
11.50% Sr. Unsec. Sub. Nts., 12/1/16	5,420,000		3,712,700
Morgan Stanley, 5.95% Sr. Unsec. Nts., Series F, 12/28/17	7,950,000		4,987,981
Mosaic Co. (The), 7.375% Sr. Nts., 12/1/14[13]	475,000		492,114
National Gas Co., 6.05% Nts., 1/15/36[13]	8,590,000		7,496,424
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16	421,000,000	PHP	7,624,529
6.875% Nts., 11/2/16[13]	5,440,000		5,018,400
9.625% Unsec. Bonds, 5/15/28	12,365,000		13,879,713
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14	5,485,000		4,963,925
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12	5,360,000		4,824,000
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	7,950,000		5,249,973
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Unsec. Sub. Nts., 8/1/16[17]	5,645,000		3,697,475
10% Sr. Unsec. Nts., 8/1/14	7,605,000		7,262,775
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14	3,840,000		2,208,000
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10[2,3,4]	2,121,834		—
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15[1]	5,560,000		4,865,000
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14[17]	9,575,000		4,165,125
NTL Cable plc, 9.125% Sr. Nts., 8/15/16	6,810,000		5,737,425
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10[2,3,4]	5,010,000		—
Orion Network Systems, Inc., 12.50% Sr. Unsub. Nts., 1/15/07[2,3,4]	12,879,000		129
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[13]	9,240,000		7,807,800
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10	13,340,000		10,438,550
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13	3,460,000		3,356,200
Pemex Project Funding Master Trust, 6.625% Nts., 6/15/38[13]	16,930,000		15,428,309
Petrobras International Finance Co., 5.785% Sr. Unsec. Nts., 3/1/18	25,590,000		23,369,965
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[13]	20,439,970		20,252,862
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12	8,310,000		8,071,088
F29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17	$7,651,000		$5,776,505
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14[13]	2,925,000		2,976,188
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[2,3,4]	10,850,000		—
Pride International, Inc., 7.375% Sr. Unsec. Nts., 7/15/14	3,230,000		3,100,800
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06[2,3,4]	6,650,000	EUR	—
Quicksilver Resources, Inc.:
7.125% Sr. Sub. Nts., 4/1/16	4,720,000		3,870,400
8.25% Sr. Unsec. Nts., 8/1/15	2,665,000		2,451,800
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12	12,995,000		12,800,075
R.H. Donnelley Corp.:
6.875% Sr. Nts., 1/15/13	4,685,000		1,850,575
6.875% Sr. Nts., Series A-2, 1/15/13	10,645,000		4,204,775
Rabobank Nederland, 3% Nts., 3/11/11[1,2]	39,030,000		35,797,848
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11	3,292,000		2,707,670
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12[13]	1,785,000		1,793,925
Real Time Data Co., 11% Nts., 5/31/09[2,3,4,16]	8,836,185		—
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13	8,170,000		8,403,752
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13[13]	6,180,000		5,254,236
7.75% Nts., 5/29/18[13]	5,090,000		3,889,778
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13	3,590,000		2,854,050
7.50% Sr. Sec. Nts., 11/30/16	5,200,000		4,082,000
Salisbury International Investments Ltd., 6.936% Sec. Nts., Series 2006-003, Tranche E, 7/20/11[1,2]	5,000,000		3,791,500
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14	4,440,000		4,206,900
10.50% Sr. Unsec. Sub. Nts., 11/15/16	3,385,000		3,232,675
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	5,770,000		4,702,550
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	5,035,000		4,418,213
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12	8,005,000		7,744,838
SLM Corp., 4.50% Nts., Series A, 7/26/10	11,865,000		9,022,383
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11	3,070,000		2,686,250
8% Sr. Nts., Series B, 10/15/09	3,980,000		3,880,500
Sprint Capital Corp., 8.75% Nts., 3/15/32	10,080,000		7,878,931
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14	18,920,000		5,676,000
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[2]	13,630,000		13,664,075
Steel Dynamics, Inc., 7.375% Sr. Unsec. Unsub. Nts., 11/1/12	5,335,000		4,908,200
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16[13]	21,925,200	PEN	7,319,966
F30 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
Teligent, Inc., 11.50% Sr. Nts., 12/1/08[2,3,4]	$5,135,000		$—
Tengizchevroil LLP, 6.124% Nts., 11/15/14[13]	17,065,550		13,737,768
Tesoro Corp., 6.625% Sr. Unsec. Nts., 11/1/15	6,120,000		5,018,400
TGI International Ltd., 9.50% Nts., 10/3/17[13]	16,200,000		16,200,000
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[17]	14,710,000		7,405,014
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11	2,530,000		2,441,450
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	2,520,000		1,820,700
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15	3,135,000		1,301,025
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14	10,040,000		7,078,200
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15[16]	5,050,000		4,734,375
US Oncology Holdings, Inc., 8.334% Sr. Unsec. Nts., 3/15/12[1,16]	3,331,454		2,565,220
US Oncology, Inc., 9% Sr. Unsec. Nts., 8/15/12	4,905,000		4,929,525
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Nts., 10/1/15[17]	7,025,000		6,111,750
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[13]	24,020,000		20,510,678
Videotron Ltd., 9.125% Sr. Nts., 4/15/18[13]	2,380,000		2,415,700
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[13]	16,800,000		13,052,592
Virgin Media Finance plc, 8.75% Sr. Unsec. Nts., 4/15/14	3,810,000		3,219,450
VTB Capital SA:
6.25% Sr. Nts., 6/30/35[13]	6,690,000		4,699,725
6.875% Sr. Sec. Nts., 5/29/18[13]	17,550,000		13,579,313
6.315% Sub. Unsec. Nts., 2/4/15	39,855,000		36,068,775
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14	2,300,000		1,719,250
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14	410,000		161,950
10.75% Sr. Nts., 4/1/13[2]	3,535,000		1,537,725
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19	4,815,000		4,746,579
8.125% Sr. Unsec. Nts., 3/15/12	4,865,000		4,918,418
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08[2]	1,100,000		1,098,592
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13	7,680,000		7,334,400
8.625% Sr. Unsec. Unsub. Nts., 8/1/16	5,060,000		4,693,150
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11	27,340,000	EUR	34,384,285
4% Sec. Mtg. Nts., Series 2, 9/27/16	37,780,000	EUR	43,666,155
WMG Holdings Corp., 0%/9.50% Sr. Nts., 12/15/14[17]	9,658,000		5,360,190
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14	11,805,000		10,122,788

Total Corporate Bonds and Notes (Cost $2,131,911,842)			1,809,014,574
F31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Value

Preferred Stocks—0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[2,3,4,16]	338,141	$—
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[2,3]	44,000	—
Fannie Mae, 8.25% Non-Cum. Sub., Series S, Non-Vtg.	373,405	814,023
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[2,3,16]	5,816	—
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A2	3,414	2,603,175

Total Preferred Stocks (Cost $28,117,252)		3,417,198

Common Stocks—0.4%
Arco Capital Corp. Ltd.[2,3,18]	2,383,674	29,795,925
AT&T, Inc.	213,267	5,954,415
Global Aero Logistics, Inc.[2,3]	32,791	32,791
National Maintenance Group, Inc.[3]	799,833	28,794
Revlon, Inc., Cl A3	339,394	5,040,001
Southern Pacific Funding Corp., Liquidating Trust[2,3]	7,998,920	—

Total Common Stocks (Cost $48,989,870)		40,851,926

	Units

Rights, Warrants and Certificates—0.0%
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/11[2,3]	4,020	40
MHP SA, GDR Wts., Strike Price 0.01 UAH, Exp. 5/8/09[3]	235,715	2,592,865

Total Rights, Warrants and Certificates (Cost $30,592)		2,592,905

	Principal
	Amount

Structured Securities—10.3%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/15/09[13]	$7,640,000		7,763,004
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/7/09[13]	7,640,000		7,788,980
Citibank NA New York:
Dominican Republic Credit Linked Nts., 12%, 2/22/11[13]	56,180,000	DOP	1,401,110
Dominican Republic Credit Linked Nts., 14.218%, 5/11/09[12]	154,730,000	DOP	4,008,334
Citigroup Funding, Inc., Custom Basket of African Currencies Credit Linked Nts., 0%, 4/29/09[12]	15,280,000		15,518,215
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 9.762%, 1/3/17[2]	26,180,000	BRR	11,045,447
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.407%, 1/5/10[12]	19,079,551	BRR	8,445,657
Colombia (Republic of) Credit Linked Nts., 12.509%, 2/26/15[13]	5,641,000,000	COP	4,769,407
Colombia (Republic of) Credit Linked Nts., Series 01, 7%, 2/26/15[13]	2,091,000,000	COP	1,767,919
Colombia (Republic of) Credit Linked Nts., Series 02, 7%, 2/26/15[13]	3,187,000,000	COP	2,694,576
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12	4,498,269,508	COP	2,212,492
F32 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Structured Securities Continued
Citigroup Global Markets Holdings, Inc.: Continued
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[13]	10,490,000,000	COP	$5,159,549
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	8,514,000,000	COP	4,187,645
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	7,206,900,000	COP	3,544,711
Dominican Republic Credit Linked Bonds, 9.85%, 11/10/08[12]	76,560,000	DOP	2,152,176
Dominican Republic Credit Linked Nts., 22%, 10/3/11	104,800,000	DOP	3,252,905
Dominican Republic Unsec. Credit Linked Nts., 12.047%, 2/23/09[12]	121,200,000	DOP	3,250,826
Dominican Republic Unsec. Credit Linked Nts., 13.182%, 2/23/09[12]	229,100,000	DOP	6,144,920
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12	174,700,000	DOP	4,382,120
Egypt (The Arab Republic of) Credit Linked Nts., 5.765%, 2/5/09[12]	45,450,000	EGP	7,936,797
Egypt (The Arab Republic of) Credit Linked Nts., 6.089%, 3/5/09[12]	32,610,000	EGP	5,636,859
Egypt (The Arab Republic of) Credit Linked Nts., 6.267%, 3/26/09[12]	44,450,000	EGP	7,625,464
Egypt (The Arab Republic of) Credit Linked Nts., 6.641%, 2/19/09[12]	45,040,000	EGP	7,825,128
Egypt (The Arab Republic of) Credit Linked Nts., 7.01%, 10/30/08[12]	34,080,000	EGP	6,172,582
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%, 4/16/09[12]	18,040,000	EGP	3,071,605
Egypt (The Arab Republic of) Credit Linked Nts., 7.981%, 4/2/09[12]	20,590,000	EGP	3,523,387
Egypt (The Arab Republic of) Credit Linked Nts., 8%, 4/2/09[12]	36,010,000	EGP	6,162,077
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 6.529%, 3/26/09[12]	44,560,000	EGP	7,644,334
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10	10,330,000	GHS	8,294,291
Nigeria (Federal Republic of) Credit Linked Nts., 11.647%, 10/15/08[12]	898,000,000	NGN	7,602,250
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11[1,13]	1,846,000,000	NGN	17,078,031
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11[13]	1,342,000,000	NGN	12,456,416
Nigeria (Federal Republic of) Unsec. Credit Linked Nts., 6.211%, 12/10/08[12]	426,000,000	NGN	3,532,886
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12[2]	16,049,767		14,605,288
Russian Federation Credit Linked Nts., 7.65%, 12/4/08[1,2]	78,340,000	RUR	2,991,947
Russian Federation Credit Linked Nts., Series 2, 7.50%, 12/4/08[1,2]	195,600,000	RUR	7,470,319
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10	6,780,000	UAH	1,328,867
Zambia (Republic of) Credit Linked Nts., 11.399%, 6/11/09[12]	5,500,000,000	ZMK	1,408,600
Zimbabwe (Republic of) Credit Linked Nts., 10.076%, 11/26/08[12]	4,570,000,000	ZMK	1,258,137
Zimbabwe (Republic of) Credit Linked Nts., 10.717%, 3/4/09[12]	9,715,000,000	ZMK	2,581,391
Zimbabwe (Republic of) Credit Linked Nts., 10.793%, 2/25/09[12]	9,715,000,000	ZMK	2,575,195
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10[1]	16,740,000	UAH	2,528,614
Federal Grid Co. of Unified Energy System Total Return Linked Nts., 7.10%, 12/12/08[1,2]	136,800,000	RUR	5,024,718
Gazprom Total Return Linked Nts., 6.79%, 10/29/09	271,550,000	RUR	10,617,351
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09	266,360,000	RUR	10,227,580
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11	71,300,000,000	IDR	7,368,040
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09[1,2]	242,139,000	RUR	9,153,363
Moitk Total Return Linked Nts., 8.966%, 3/26/11[1,2]	208,910,000	RUR	7,734,407
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10[2]	220,335,000	RUR	8,350,593
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09[13]	230,200,000	RUR	9,115,525
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09	14,720,000		14,344,640
Oreniz Total Return Linked Nts., 9.24%, 2/21/12[1,2]	417,305,000	RUR	13,823,458
F33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Structured Securities Continued
Credit Suisse First Boston International: Continued
Pemex Project Funding Master Trust Total Credit Linked Nts., 4.046%, 5/12/11	$50,000,000		$49,221,375
RuRail Total Return Linked Nts., 6.67%, 1/22/09[1,2]	189,120,000	RUR	7,149,133
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09[2]	16,568,000	UAH	2,927,917
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17[2]	53,361,000,000	VND	2,073,364
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation Administration Credit Linked Nts., 13%, 5/20/10[1,2]	320,000,000	RUR	12,221,380
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09[13]	200,000	UAH	35,344
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09[2]	4,995,000	UAH	882,722
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09[13]	32,180,000	UAH	5,686,888
Credit Suisse Group, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/24/12[2]	368,300,000	RUR	12,917,796
Credit Suisse International, Federal Grid Co. of Unified Energy System Total Return Linked Nts., 8.25%, 6/22/10[1,2]	208,505,000	RUR	7,881,927
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 12.479%, 12/21/11[2]	20,050,000	ARP	17,468,167
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11[2]	47,233,107	MXN	4,254,068
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11[2]	31,023,171	MXN	2,794,114
Brazil Real Credit Linked Nts., 14.389%, 3/3/10[12]	35,170,920	BRR	16,501,178
Brazil Real Total Return Linked Nts., 6%, 8/18/10	11,400,000	BRR	10,081,712
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/16/14	8,909,000,000	COP	4,300,641
European Investment Bank, Russian Federation Credit Linked Nts., 5.702%, 1/19/10[2,12]	5,820,000		5,288,634
Federal Grid Co. of Unified Energy System Total Return Linked Nts., Series FSK3, 7.10%, 12/16/08[1]	194,210,000	RUR	7,721,490
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12[2]	9,200,212		8,878,205
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/24/09	1,409,410,000	KZT	11,589,266
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15	6,360,000		5,545,666
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21	76,200,000,000	IDR	7,112,479
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13	6,494,933		7,076,035
Moscow (City of) Total Return Linked Nts., Series II, 9%, 4/22/11	199,715,000	RUR	7,702,974
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09	369,400,000	NGN	3,202,943
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09	496,600,000	NGN	4,390,296
Opic Reforma I Credit Linked Nts., Cl. 1A, 10.65%, 8/4/14[1,2]	36,680,000	MXN	3,353,907
Opic Reforma I Credit Linked Nts., Cl. 1B, 10.65%, 8/4/14[1,2]	7,336,000	MXN	670,781
Opic Reforma I Credit Linked Nts., Cl. 1C, 10.65%, 9/24/14[1,2]	12,226,667	MXN	1,117,969
Opic Reforma I Credit Linked Nts., Cl. 2A, 12.15%, 5/22/15[1,2]	3,500,072	MXN	320,036
Opic Reforma I Credit Linked Nts., Cl. 2B, 12.15%, 5/22/15[1,2]	6,123,460	MXN	559,910
F34 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG: Continued
Opic Reforma I Credit Linked Nts., Cl. 2C, 12.15%, 5/22/15[1,2]	92,326,918	MXN	$8,442,090
Opic Reforma I Credit Linked Nts., Cl. 2D, 12.15%, 8/4/14[1,2]	6,728,659	MXN	615,248
Opic Reforma I Credit Linked Nts., Cl. 2E, 12.15%, 5/20/15[1,2]	4,888,497	MXN	446,989
Opic Reforma I Credit Linked Nts., Cl. 2F, 12.15%, 5/22/12[1,2]	3,122,038	MXN	285,470
Opic Reforma I Credit Linked Nts., Cl. 2G, 12.15%, 5/22/15[1,2]	574,952	MXN	52,572
Peru (Republic of) Credit Linked Nts., 4.416%, 2/20/11[1]	8,015,000		7,984,261
Rosselkhozbank Total Return Linked Nts., 7.919%, 3/20/09[12]	116,100,000	RUR	4,249,105
Rosselkhozbank Total Return Linked Nts., 7.949%, 1/15/09[12]	218,560,000	RUR	8,184,773
Rosselkhozbank Total Return Linked Nts., Series 2, 7.948%, 1/16/09[12]	228,940,000	RUR	8,576,702
RuRail Total Return Linked Nts., 0%, 12/4/09[12]	162,122,000	RUR	6,425,060
RuRail Total Return Linked Nts., 6.67%, 1/26/09[1]	272,550,000	RUR	10,727,827
Sberbank Total Return Linked Nts., 7.375%, 5/7/09[12]	369,230,000	RUR	13,431,163
Sberbank Total Return Linked Nts., 7.406%, 6/9/09[12]	147,700,000	RUR	5,320,491
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10	5,690,000		4,988,252
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11	5,740,000		4,865,913
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11	5,740,000		4,724,594
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12	5,740,000		4,591,541
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12	5,740,000		4,472,378
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/3/09	6,969,200	UAH	1,378,734
United Mexican States Credit Linked Nts., 9.52%, 1/5/11[2]	30,981,245	MXN	2,790,338
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09	16,060,000		16,830,719
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%, 4/20/17	128,300,000,000	VND	4,027,554
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11[1,13]	134,130,000	RUR	4,883,251
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17[12,13]	77,520,000	TRY	10,179,271
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.48%, 2/8/37[12,13]	237,059,200,000	COP	389,855
Goldman Sachs International, Rosselkhozbank Total Return Linked Nts., 8%, 5/13/09[1]	374,900,000	RUR	14,030,307
Hallertau SPC, Philippines (Republic of) Credit Linked Nts., Series 2007-01, 5.244%, 12/20/17[1,2]	16,640,000		13,728,000
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10[2,4,12]	36,418,983	BRR	4,237,302
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09[2]	38,336,000	UAH	7,508,576
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.291%, 5/16/45[13]	7,895,000	BRR	6,200,226
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12[2]	21,280,000	BRR	8,676,836
Brazil (Federal Republic of) Credit Linked Nts., 15.582%, 1/2/15[12]	70,845,010	BRR	16,198,675
Colombia (Republic of) Credit Linked Bonds, 10.244%, 10/31/16[2,12]	52,420,000,000	COP	8,663,830
Colombia (Republic of) Credit Linked Bonds, 10.266%, 1/5/16[12,13]	121,000,000,000	COP	22,419,588
Colombia (Republic of) Credit Linked Bonds, Series A, 10.244%, 10/31/16[2,12]	52,197,000,000	COP	8,626,973
F35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Structured Securities Continued
JPMorgan Chase Bank NA: Continued
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15[12,13]	25,410,000	PEN	$4,575,930
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10[13]	9,185,000		9,870,201
JPMorgan Chase Bank NA London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/17/21[13]	65,480,000,000	IDR	6,662,418
Lehman Brothers Treasury Co. BV:
Brazil (Federal Republic of) Credit Linked Nts., 6.357%, 4/20/11[12,13]	33,443,666	BRR	14,997,487
Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12[2]	24,017,949		23,249,374
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[2]	7,680,000,000	COP	2,991,237
Renaissance Capital International Services Ltd. Total Return Linked Nts., 10.50%, 10/7/08[2]	277,000,000	RUR	9,715,529
Morgan Stanley:
Credit Linked Nts., 6.25%, 3/23/17[2]	15,216,000	PEN	3,280,432
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	307,228,445	RUR	9,734,267
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/9/12[2]	119,847,408	RUR	4,203,542
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.563%, 1/5/22[12,13]	109,310,000	BRR	2,240,312
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16[2]	38,023,494	BRR	15,757,700
Eurokommerz Total Return Linked Nts., Series 1, 12.43%, 10/19/09[1]	845,000,000	RUR	32,930,696
Russian Federation Total Return Linked Nts., 12.43%, 10/19/09[1]	400,000,000	RUR	15,588,495
Ukraine (Republic of) Credit Linked Nts., 4.511%, 10/15/17[1,13]	21,300,000		12,354,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 5.728%, 10/15/17[1,2]	5,400,000		3,240,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[13]	300,000		299,430
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12[2]	16,856,750		16,182,480
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12[2]	25,304,211		24,292,042
UBS AG:
Egypt (The Arab Republic of) Credit Linked Nts., 7.298%, 4/29/09[12,13]	35,340,000	EGP	6,038,692
Egypt (The Arab Republic of) Credit Linked Nts., 7.449%, 11/26/08[12,13]	35,110,000	EGP	6,292,483
Egypt (The Arab Republic of) Credit Linked Nts., 7.808%, 4/15/09[12,13]	18,000,000	EGP	3,087,597
Egypt (The Arab Republic of) Credit Linked Nts., Series 2, 7.54%, 4/22/09[12,13]	17,840,000	EGP	3,056,886
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[2]	4,650,997	GHS	3,469,696

Total Structured Securities (Cost $1,130,560,863)			1,050,753,840

Event-Linked Bonds—1.4%
Aiolos Ltd. Catastrophe Linked Nts., 9.709%, 4/8/09[1,13]	5,100,000	EUR	7,115,144
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 5.762%, 5/22/12[1,13]	4,862,000		4,909,161
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 11.311%, 6/1/09[1,13]	6,500,000		6,752,850
Cascadia Ltd. Catastrophe Linked Nts., 6.811%, 8/31/09[1,13]	3,950,000		3,981,600
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 5.153%, 5/19/09[1,13]	7,450,000		7,359,855
Champlain Ltd. Catastrophe Linked Nts., Series A, 15.541%, 1/7/09[1,13]	5,260,000		5,295,768
F36 | OPPENHEIMER STRATEGIC INCOME FUND

	Principal
	Amount	Value

Event-Linked Bonds Continued
Eurus Ltd. Catastrophe Linked Nts., 9.043%, 4/8/09[1,13]	$5,790,000	$5,740,206
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 6.691%, 8/10/11[1,13]	7,010,000	7,134,077
Foundation Re II Ltd. Catastrophe Linked Nts., 12.607%, 1/8/09[1,13]	3,706,000	3,641,516
Foundation Re Ltd. Catastrophe Linked Nts., 6.907%, 11/24/08[1,13]	5,250,000	5,200,125
Fusion 2007 Ltd. Catastrophe Linked Nts., 8.809%, 5/19/09[1,13]	8,300,000	8,392,960
GlobeCat Ltd. Catastrophe Linked Nts., 4.883%, 12/30/08[1]	5,250,000	5,244,750
Lakeside Re Ltd. Catastrophe Linked Nts., 10.262%, 12/31/09[1,13]	10,580,000	10,895,284
Medquake Ltd. Catastrophe Linked Nts., 7.904%, 5/31/10[1,13]	4,000,000	4,001,600
Midori Ltd. Catastrophe Linked Nts., 5.541%, 10/24/12[1,13]	4,300,000	4,329,670
Muteki Ltd. Catastrophe Linked Nts., 7.204%, 5/24/11[1,13]	5,200,000	5,176,600
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 14.704%, 6/21/10[1,13]	8,580,000	8,634,054
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts., Series D, 7.791%, 1/15/10[1,13]	3,230,000	3,247,119
Redwood Capital X Ltd. Catastrophe Linked Nts., Series C, 7.541%, 1/9/09[1,2]	890,000	889,911
Residential Reinsurance 2007 Ltd. Catastrophe Linked Nts.:
Series CL2, 14.311%, 6/6/11[1,13]	6,680,000	6,768,844
Series CL3, 15.061%, 6/7/10[1,13]	3,000,000	3,084,300
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 11.314%, 6/5/09[1,13]	9,030,000	9,244,914
Vega Capital Ltd. Catastrophe Linked Nts., Series D, 0%, 6/24/11[2,12]	10,693,000	10,607,456
Willow Re Ltd. Catastrophe Linked Nts., 7.924%, 6/16/10[1,13]	8,150,000	6,438,500
Total Event-Linked Bonds (Cost $143,770,511)		144,086,264

	Expiration	Strike
	Dates	Price		Contracts

Options Purchased—0.0%
Brazilian Real (BRR) Call[3]	10/6/08	1.6635	BRR	111,575,000	67,068
Brazilian Real (BRR) Call[3]	10/9/08	1.7185	BRR	117,240,000	26,391
Brazilian Real (BRR) Call[3]	12/9/08	1.7142	BRR	58,595,000	142,403
Japanese Yen (JPY) Call[3]	10/9/08	104.20	JPY	6,980,000,000	532,574

Total Options Purchased (Cost $1,521,606)					768,436

	Exercise	Notional
	Date	Amount

Swaptions Purchased—0.0%
J Aron & Co., Swap Counterparty, Interest Rate Swap call option; Swap Terms-Receive fixed rate of 9.32% and pay floating rate based on 28 day MXN TIIE BANXICO; terminating 5/31/22[3,19] (Cost $847,363)	6/11/09	298,955,000	MXN	1,183,074
F37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Short-Term Notes—4.1%
Federal Home Loan Mortgage Corp., 2.74%, 2/26/09[9,20]	$123,000,000	$121,520,925
Federal National Mortgage Assn.:
2.76%, 2/23/09[5,9]	172,070,000	170,042,843
2.71%, 2/25/09[9]	123,000,000	121,530,888

Total Short-Term Notes (Cost $413,488,111)		413,094,656

	Shares

Investment Companies—10.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.15%[18,21]	715,917,178	715,917,178
Oppenheimer Master Event-Linked Bond Fund, LLC[3,18]	3,110,084	30,789,656
Oppenheimer Master Loan Fund, LLC[3,18]	34,077,174	318,518,445

Total Investment Companies (Cost $1,101,118,384)		1,065,225,279

Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $11,374,790,177)		10,572,474,524

Investments Purchased with Cash Collateral from Securities Loaned—4.7%[22]
OFI Liquid Assets Fund, LLC, 3.40%[18,21] (Cost $481,294,160)	481,294,160	481,294,160

Total Investments, at Value (Cost $11,856,084,337)	108.4%	11,053,768,684
Liabilities in Excess of Other Assets	(8.4)	(856,982,223)

Net Assets	100.0%	$10,196,786,461

Industry classifications are unaudited.
Footnotes to Statement of Investments
Principal/notional amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso
AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KZT	Kazakhstan Tenge
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
UYU	Uruguay Peso
VND	Vietnam Dong
ZMK	Zambian Kwacha
Swaption Purchased abbreviation is as follows:
MXN-TIIE-BANXICO           Mexican Nuevo Peso—Interbank Equilibrium Interest Rate—Banco de Mexico
F38 | OPPENHEIMER STRATEGIC INCOME FUND

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2008 was $728,923,186, which represents 7.15% of the Fund’s net assets, of which $15,864,972 is considered restricted. See Note 9 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Depreciation

Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 1A, 10.65%, 8/4/14	12/28/07	$3,371,014	$3,353,907	$17,107
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 1B, 10.65%, 8/4/14	6/13/08	707,255	670,781	36,474
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 1C, 10.65%, 9/24/14	8/13/08	1,203,116	1,117,969	85,147
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2A, 12.15%, 5/22/15	5/22/08	337,462	320,036	17,426
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2B, 12.15%, 5/22/15	6/13/08	590,355	559,910	30,445
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2C, 12.15%, 5/22/15	6/19/08	8,957,126	8,442,090	515,036
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2D, 12.15%, 8/4/14	7/9/08	652,302	615,248	37,054
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2E, 12.15%, 5/20/15	7/16/08	474,704	446,989	27,715
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2F, 12.15%, 5/22/12	8/11/08	307,336	285,470	21,866
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2G, 12.15%, 5/22/15	8/25/08	56,708	52,572	4,136

		$16,657,378	$15,864,972	$792,406

3.	Non-income producing security.

4.	Issue is in default. See Note 1 of accompanying Notes.

5.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $80,079,092. See Note 6 of accompanying Notes.

6.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $74,238,138 or 0.73% of the Fund’s net assets as of September 30, 2008.

7.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $13,827,800 or 0.14% of the Fund’s net assets as of September 30, 2008.

8.	When-issued security or delayed delivery to be delivered and settled after September 30, 2008. See Note 1 of accompanying Notes.

9.	Partial or fully-loaned security. See Note 10 of accompanying Notes.

10.	A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 7 of accompanying Notes.
F39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

11.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

12.	Zero coupon bond reflects effective yield on the date of purchase.

13.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,052,141,040 or 10.32% of the Fund’s net assets as of September 30, 2008.

14.	Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

15.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

16.	Interest or dividend is paid-in-kind, when applicable.

17.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

18.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2007	Additions	Reductions	September 30, 2008

Arco Capital Corp. Ltd.	2,383,674	—	—	2,383,674
OFI Liquid Asset Fund, LLC	—	728,361,320	247,067,160	481,294,160
Oppenheimer Institutional Money Market Fund, Cl. E	808,046,388	9,146,652,719	9,238,781,929	715,917,178
Oppenheimer Master Event-Linked Bond Fund, LLC	—	3,140,371	30,287	3,110,084
Oppenheimer Master Loan Fund, LLC	—	36,200,028	2,122,854	34,077,174

				Realized
	Value	Income		Gain (Loss)

Arco Capital Corp. Ltd.	$29,795,925	$—		$—
OFI Liquid Asset Fund, LLC	481,294,160	196,868	[a]	—
Oppenheimer Institutional Money Market Fund, Cl. E	715,917,178	29,036,529		—
Oppenheimer Master Event-Linked Bond Fund, LLC	30,789,656	336,980	[b]	2,173 [b]
Oppenheimer Master Loan Fund, LLC	318,518,445	22,505,025	[c]	(6,797,802)[c]

	$1,576,315,364	$52,075,402		$(6,795,629)

a.	Net of compensation to counterparties.

b.	Represents the amount allocated to the Fund from Oppenheimer Event-Linked Bond Fund, LLC.

c.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

19.	Swap contract terms if the option was exercised on exercise date.

20.	A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 7 of accompanying Notes.

21.	Rate shown is the 7-day yield as of September 30, 2008.

22.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 10 of accompanying Notes.
F40 | OPPENHEIMER STRATEGIC INCOME FUND

Foreign Currency Exchange Contracts as of September 30, 2008 are as follows:

		Contract
		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000s)		Date	Value	Appreciation	Depreciation

Australian Dollar (AUD)	Sell	112,284	AUD	10/8/08-11/3/08	$88,665,338	$1,577,116	$—
Australian Dollar (AUD)	Buy	26,675	AUD	10/8/08	21,075,386	—	378,516
Brazilian Real (BRR)	Sell	63,600	BRR	11/4/08	33,173,406	603,076	85,756
Brazilian Real (BRR)	Buy	369,451	BRR	11/4/08-1/5/10	189,141,191	19,869,707	9,828,367
British Pound Sterling (GBP)	Sell	64,055	GBP	10/1/08-2/5/09	114,020,268	6,036,317	93,023
British Pound Sterling (GBP)	Buy	3,085	GBP	10/1/08-10/2/08	5,484,639	—	212,203
Canadian Dollar (CAD)	Sell	225,610	CAD	10/6/08-10/31/08	212,146,329	1,112,780	242,048
Canadian Dollar (CAD)	Buy	915	CAD	10/10/08	860,292	—	10,888
Chilean Peso (CLP)	Buy	16,365,000	CLP	10/22/08-11/12/08	29,558,940	—	975,832
Chinese Renminbi (Yuan) (CNY)	Buy	435,475	CNY	5/13/09-9/2/09	62,777,760	—	3,134,887
Colombian Peso (COP)	Sell	88,578,000	COP	11/4/08	40,217,778	686,655	—
Czech Koruna (CZK)	Sell	7,943	CZK	12/31/09	459,628	24,478	—
Euro (EUR)	Sell	525,750	EUR	10/1/08-2/5/09	741,470,148	47,564,042	—
Euro (EUR)	Buy	328,130	EUR	10/1/08-1/16/09	462,662,250	—	25,405,838
Hungarian Forint (HUF)	Sell	3,734,267	HUF	11/12/08-12/31/09	21,632,424	7,582	233,256
Hungarian Forint (HUF)	Buy	8,054,000	HUF	12/2/08	46,636,292	—	162,081
Indian Rupee (INR)	Sell	1,801,300	INR	10/20/08-11/3/08	38,357,502	197,603	268,170
Indonesia Rupiah (IDR)	Buy	667,485,000	IDR	10/14/08-12/19/08	69,014,354	76,430	1,298,628
Israeli Shekel (ILS)	Sell	93,900	ILS	10/3/08-10/30/08	27,030,505	—	771,186
Japanese Yen (JPY)	Sell	11,637,000	JPY	10/1/08-2/5/09	110,541,202	64,491	1,293,331
Japanese Yen (JPY)	Buy	35,133,000	JPY	10/1/08-3/10/09	332,331,122	16,953	6,448,495
Kuwaiti Dinar (KWD)	Buy	1,655	KWD	1/29/09	6,159,263	—	11,505
Malaysian Ringgit (MYR)	Sell	165,120	MYR	10/14/08-10/15/08	48,039,118	—	421,435
Malaysian Ringgit (MYR)	Buy	27,940	MYR	10/10/08	8,124,867	—	689,013
Mexican Nuevo Peso (MXN)	Sell	320,429	MXN	10/6/08-10/30/08	29,248,303	697,820	—
Mexican Nuevo Peso (MXN)	Buy	709,215	MXN	11/24/08	64,388,119	—	4,787,059
New Taiwan Dollar (TWD)	Sell	1,930,000	TWD	10/31/08-12/2/08	59,915,773	811,650	37,989
New Turkish Lira (TRY)	Sell	46,465	TRY	10/20/08	36,362,166	726,755	—
New Zealand Dollar (NZD)	Sell	40,435	NZD	10/10/08-10/22/08	26,989,422	1,180,175	—
New Zealand Dollar (NZD)	Buy	103,415	NZD	10/31/08-1/16/09	68,437,241	—	5,962,856
Norwegian Krone (NOK)	Sell	49,165	NOK	10/10/08	8,362,872	38,529	—
Norwegian Krone (NOK)	Buy	603,465	NOK	10/6/08-1/16/09	102,340,722	—	6,695,099
Peruvian New Sol (PEN)	Sell	60,810	PEN	1/7/09	20,231,159	26,631	54,728
Peruvian New Sol (PEN)	Buy	36,437	PEN	11/5/08	12,186,097	—	751,803
Philippines Peso (PHP)	Sell	357,000	PHP	10/17/08	7,588,541	—	181,902
Philippines Peso (PHP)	Buy	1,015,000	PHP	10/17/08	21,575,263	330,194	78,154
Polish Zloty (PLZ)	Sell	280,096	PLZ	10/2/08-12/31/09	116,037,925	1,417,291	743,748
Polish Zloty (PLZ)	Buy	213,743	PLZ	10/2/08-10/17/08	88,599,239	165,087	5,094,073
Qatari Riyal (QAR)	Buy	21,650	QAR	1/29/09	5,967,343	—	204,264
Russian Ruble (RUR)	Sell	2,093,730	RUR	10/15/08-9/21/09	79,249,312	196,980	234,099
Russian Ruble (RUR)	Buy	936,780	RUR	11/19/08	36,263,343	—	2,007,722
Saudi Riyal (SAR)	Buy	22,790	SAR	1/29/09	6,072,926	—	99,044
Singapore Dollar (SGD)	Buy	85,130	SGD	10/10/08-10/31/08	59,314,039	—	476,130
South African Rand (ZAR)	Sell	257,780	ZAR	10/20/08	30,971,112	1,570,615	—
South African Rand (ZAR)	Buy	9,932	ZAR	12/31/09	1,107,459	—	110,423
South Korean Won (KRW)	Sell	16,086,000	KRW	10/31/08	13,389,198	254,667	66,621
Swedish Krona (SEK)	Sell	221,090	SEK	1/16/09	31,940,508	4,034,247	—
F41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts Continued

		Contract
		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000s)		Date	Value	Appreciation	Depreciation

Swedish Krona (SEK)	Buy	18,130	SEK	10/10/08	$2,619,327	$—	$388,304
Swiss Franc (CHF)	Sell	2,861	CHF	10/8/08	2,547,448	31,424	—
Swiss Franc (CHF)	Buy	133,860	CHF	10/10/08-10/31/08	119,285,910	—	5,967,052
Ukraine Hryvnia (UAH)	Buy	108,680	UAH	10/17/08-1/28/09	21,118,942	—	903,643
United Arab Emirates Dirham (AED)	Buy	22,060	AED	1/29/09	6,007,675	—	162,954
Vietnam Dong (VND)	Buy	98,080,000	VND	1/30/09	5,601,741	—	570,695

Total unrealized appreciation and depreciation						$89,319,295	$87,542,820

Futures Contracts as of September 30, 2008 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Amsterdam Exchange Index	Buy	82	10/17/08	$7,650,163	$(831,322)
CAC40 10 Euro Index	Sell	317	10/17/08	18,053,912	336,431
Canadian Bond, 10 yr.	Buy	621	12/18/08	68,369,810	(897,922)
Cotton No. 2	Sell	183	12/8/08	5,238,375	1,604,242
Crude Oil	Buy	54	10/21/08	5,434,560	(116,444)
DAX Index	Sell	274	12/19/08	56,780,370	1,247,831
Euro-Bundesobligation, 5 yr.	Buy	60	12/8/08	9,267,383	58,718
Euro-Bundesobligation, 10 yr.	Buy	4,542	12/8/08	735,781,876	2,475,933
Euro-Bundesobligation, 10 yr.	Sell	1,235	12/8/08	200,063,984	(794,472)
Euro-Schatz	Buy	2,315	12/8/08	340,179,494	2,611,917
FTSE 100 Index	Sell	421	12/19/08	37,221,466	858,477
Hang Seng China Enterprises Index	Sell	141	10/30/08	8,292,195	603,456
IBEX 35 Index	Buy	58	10/17/08	8,942,956	211,189
Japan (Government of) Bonds, 10 yr.	Buy	131	12/10/08	16,914,033	(76,637)
Japan (Government of) Bonds, 10 yr.	Sell	109	12/11/08	140,960,557	(23,636)
London Metals Exchange Aluminum High Grade	Buy	86	11/17/08	5,169,138	(601)
London Metals Exchange Copper	Buy	32	11/17/08	5,094,400	(456,333)
London Metals Exchange Lead	Sell	114	11/17/08	5,192,700	53,580
London Metals Exchange Nickel	Buy	53	11/17/08	5,008,500	(993)
London Metals Exchange Zinc	Buy	123	11/17/08	5,141,400	(424,810)
Mexican Bolsa Index	Sell	395	12/19/08	9,093,686	(324,023)
NASDAQ 100 E-Mini Index	Sell	994	12/19/08	31,693,690	2,539,521
Nikkei 225 Index	Buy	64	12/11/08	3,411,969	(184,365)
Nikkei 225 Index	Sell	411	12/11/08	43,745,193	3,220,930
OMXS30 Index	Sell	1,834	10/17/08	20,535,089	758,890
SGX CNX Nifty Index	Sell	1,228	10/29/08	9,656,992	417,210
Soybean	Sell	95	11/14/08	4,963,750	(6,021)
Standard & Poor’s 500 E-Mini Index	Buy	396	12/19/08	23,114,520	(573,210)
Standard & Poor’s 500 E-Mini Index	Sell	2,076	12/19/08	121,176,120	3,002,658
Standard & Poor’s 500 Index	Sell	20	12/18/08	5,837,000	396,214
F42 | OPPENHEIMER STRATEGIC INCOME FUND

Futures Contracts Continued

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Standard & Poor’s/MIB Index, 10 yr.	Buy	47	12/19/08	$8,497,755	$(273,118)
Standard & Poor’s/Toronto Stock Exchange 60 Index	Buy	172	12/18/08	22,888,081	(1,872,062)
Sugar #11	Sell	335	2/27/09	5,125,232	(7,819)
U.S. Long Bonds, 20 yr.	Buy	6,866	12/19/08	804,502,094	(3,757,025)
U.S. Long Bonds, 20 yr.	Sell	410	12/19/08	48,040,469	265,034
U.S. Treasury Nts., 2 yr.	Sell	5,671	12/31/08	1,210,404,063	(6,300,411)
U.S. Treasury Nts., 5 yr.	Buy	1,384	12/31/08	155,332,375	532,407
U.S. Treasury Nts., 5 yr.	Sell	2,447	12/31/08	274,637,516	(351,385)
U.S. Treasury Nts., 10 yr.	Buy	8,773	12/19/08	1,005,605,125	(22,885,658)
U.S. Treasury Nts., 10 yr.	Sell	2,543	12/19/08	291,491,375	2,213,537
United Kingdom Long Gilt	Sell	23	12/29/08	4,585,852	14,153
Wheat	Sell	155	12/12/08	5,270,000	858,383

					$(15,877,556)

Written Options as of September 30, 2008 are as follows:

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

British Pound Sterling (GBP)	Put	1,865,000	1.858	10/2/08	$27,697	$(155,544)
British Pound Sterling (GBP)	Put	1,845,000	1.810	10/7/08	33,144	(33,144)
British Pound Sterling (GBP)	Put	1,780,000	1.807	10/6/08	30,164	(29,720)
British Pound Sterling (GBP)	Put	1,745,000	1.856	10/1/08	23,724	(137,322)
British Pound Sterling (GBP)	Put	1,670,000	1.841	10/3/08	27,138	(109,605)
British Pound Sterling (GBP)	Call	1,865,000	1.858	10/2/08	27,697	—
British Pound Sterling (GBP)	Call	1,845,000	1.810	10/7/08	33,144	(33,144)
British Pound Sterling (GBP)	Call	1,780,000	1.807	10/6/08	30,164	(29,751)
British Pound Sterling (GBP)	Call	1,745,000	1.856	10/1/08	23,724	—
British Pound Sterling (GBP)	Call	1,670,000	1.841	10/3/08	27,138	(338)
Euro (EUR)	Put	7,815,000	1.469	10/2/08	101,198	(494,913)
Euro (EUR)	Put	7,685,000	1.472	10/1/08	93,564	(516,068)
Euro (EUR)	Put	7,450,000	1.438	10/6/08	109,343	(118,096)
Euro (EUR)	Put	7,390,000	1.433	10/7/08	116,840	(116,839)
Euro (EUR)	Put	6,425,000	1.464	10/3/08	93,479	(377,377)
Euro (EUR)	Call	7,815,000	1.469	10/2/08	101,198	—
Euro (EUR)	Call	7,685,000	1.472	10/1/08	93,564	—
Euro (EUR)	Call	7,450,000	1.438	10/6/08	109,343	(117,991)
Euro (EUR)	Call	7,390,000	1.433	10/7/08	116,840	(116,839)
Euro (EUR)	Call	6,425,000	1.464	10/3/08	93,479	(3,669)
Japanese Yen (JPY)	Put	799,000,000	105.850	10/6/08	77,183	(103,790)
Japanese Yen (JPY)	Put	785,000,000	105.900	10/2/08	72,644	(70,572)
Japanese Yen (JPY)	Put	776,000,000	105.050	10/7/08	85,548	(85,546)
Japanese Yen (JPY)	Put	736,000,000	105.000	10/3/08	80,399	(113,491)
Japanese Yen (JPY)	Put	677,000,000	105.750	10/1/08	60,018	(56,665)
Japanese Yen (JPY)	Call	799,000,000	105.850	10/6/08	77,183	(63,441)
Japanese Yen (JPY)	Call	785,000,000	105.900	10/2/08	72,644	(32,578)
F43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Written Options Continued

		Number of	Exercise	Expiration	Premiums
Description	Type	Contracts	Price	Date	Received	Value

Japanese Yen (JPY)	Call	776,000,000	105.050	10/7/08	$85,548	$(85,546)
Japanese Yen (JPY)	Call	736,000,000	105.000	10/3/08	80,399	(29,587)
Japanese Yen (JPY)	Call	677,000,000	105.750	10/1/08	60,018	(12,321)

					$2,064,166	$(3,043,897)

Credit Default Swap Contracts as of September 30, 2008 are as follows:

				Pay/		Upfront
		Buy/Sell	Notional	Receive		Payment
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Barclays Bank plc:
	ABX.HE.AA.06-2 Index	Sell	$4,120	0.170%	5/25/46	$3,187,305	$(3,185,850)
	CDX.NA.IG.10 Index	Sell	32,945	1.550	6/20/13	(665,084)	(338,197)
	CDX.NA.IG.10 Index	Sell	9,885	1.550	6/20/13	(56,605)	(101,475)
	CDX.NA.IG.10 Index	Sell	13,180	1.550	6/20/13	(293,416)	(135,299)
	CMBX.NA.AJ.5 Index	Sell	3,540	0.980	2/15/51	827,431	(909,178)
	Nalco Co.	Sell	1,440	4.500	9/20/13	—	32,653
	R.H. Donnelley Corp.	Sell	1,375	5.000	9/20/10	247,500	(242,256)
	Station Casinos, Inc.	Sell	1,265	5.000	6/20/13	227,700	(531,416)

						3,474,831	(5,411,018)
Citibank NA, New York:
	Ambac Assurance Corp.	Sell	16,425	8.400	12/20/08	—	(504,270)
	Cablevision Systems Corp.	Sell	265	3.100	12/20/10	—	(5,143)
	Capmark Financial Group, Inc.	Sell	6,155	7.125	12/20/12	—	(1,928,163)
	Capmark Financial Group, Inc.	Sell	3,500	9.750	12/20/12	—	(911,510)
	Capmark Financial Group, Inc.	Sell	4,180	9.700	12/20/12	—	(1,092,810)
	Ford Motor Credit Co.	Sell	7,670	2.320	3/20/12	—	(2,996,275)
	Intelsat Ltd.	Sell	1,030	4.300	12/20/08	—	4,559
	Intelsat Ltd.	Sell	1,085	5.000	3/20/09	—	11,283
	Morgan Stanley	Sell	4,835	7.800	12/20/13	—	(444,909)
	Nalco Co.	Sell	1,385	4.170	9/20/13	—	13,336
	Nalco Co.	Sell	1,610	3.600	9/20/12	—	8,966
	Owens-Illinois, Inc.	Sell	1,320	2.500	6/20/13	—	(5,319)
	Pakistan	Sell	4,860	5.100	3/20/13	—	(1,051,427)
	Reliant Energy, Inc.	Sell	3,800	2.600	9/20/11	—	(255,345)
	Reliant Energy, Inc.	Sell	1,580	2.450	9/20/11	—	(112,172)
	Republic of Hungary	Buy	13,835	0.400	12/20/15	—	1,076,737
	Smurfit-Stone Container Enterprises, Inc.	Sell	680	8.000	12/20/13	—	552
	Tribune Co.	Sell	1,085	5.000	3/20/10	347,200	(290,812)
	Tribune Co.	Sell	1,145	5.000	3/20/10	374,988	(306,894)
	Tribune Co.	Sell	1,300	5.000	3/20/10	429,000	(348,439)
	Tribune Co.	Sell	1,185	5.000	3/20/10	414,750	(317,615)
F44 | OPPENHEIMER STRATEGIC INCOME FUND

Credit Default Swap Contracts Continued

				Pay/		Upfront
		Buy/Sell	Notional	Receive		Payment
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Citibank NA, New York: Continued
	Ukraine	Buy	$12,740	4.180%	8/20/13	$—	$1,051,496
	Ukraine	Buy	11,000	6.650	10/20/13	—	(885)
	Univision Communications, Inc.	Sell	4,940	5.000	12/20/09	345,800	(334,532)

						1,911,738	(8,739,591)
Credit Suisse International:
	Aramark Corp.	Sell	1,745	6.000	3/20/13	—	95,759
	Aramark Corp.	Sell	1,395	4.750	12/20/13	—	(71)
	Capmark Financial Group, Inc.	Sell	1,040	6.250	12/20/12	—	(344,115)
	Capmark Financial Group, Inc.	Sell	2,010	5.200	12/20/12	—	(707,549)
	CDX.NA.HY.10 Index	Sell	21,010	5.000	6/20/13	1,127,828	(1,850,119)
	CDX.NA.HY.8 Index	Sell	7,900	2.750	6/20/12	397,836	(862,077)
	Charter Communications Holdings LLC	Buy	755	5.000	9/20/10	(48,131)	114,044
	Charter Communications Holdings LLC	Sell	755	5.000	9/20/17	151,000	(433,686)
	Charter Communications Holdings LLC	Buy	635	7.000	9/20/10	—	76,315
	Charter Communications Holdings LLC	Sell	635	5.000	9/20/17	127,000	(364,756)
	Development Bank of Kazakhstan	Sell	20,660	3.750	2/20/13	—	(2,220,993)
	Dow Jones CDX.NA.HY.7 Index	Sell	4,732	3.250	12/20/11	(169,471)	(216,369)
	Eastman Kodak Co.	Buy	2,810	3.700	12/20/18	—	3,996
	Eastman Kodak Co.	Sell	2,810	3.650	12/20/13	—	(1,175)
	El Paso Corp.	Sell	1,100	2.800	3/20/18	—	(35,563)
	Ford Motor Credit Co.	Sell	3,390	2.550	3/20/12	—	(1,310,162)
	Ford Motor Credit Co.	Sell	10,620	2.385	3/20/12	—	(4,136,172)
	GMAC LLC	Sell	6,195	1.390	3/20/17	—	(3,648,714)
	Harrah’s Operating Co., Inc.	Sell	3,285	5.000	3/20/10	209,419	(403,702)
	Intelsat Ltd.	Sell	1,050	4.400	3/20/09	—	7,854
	Intelsat Ltd.	Sell	110	5.750	3/20/09	—	1,545
	iStar Financial, Inc.	Sell	225	4.000	12/20/12	—	(85,778)
	iStar Financial, Inc.	Sell	870	12.000	3/20/09	—	(80,787)
	iStar Financial, Inc.	Sell	1,800	4.150	12/20/12	—	(680,858)
	Joint Stock Co. “Halyk Bank of Kazakhstan”	Sell	4,040	4.950	3/20/13	—	(679,039)
	Massey Energy Co.	Sell	1,295	5.000	3/20/13	—	48,515
	Massey Energy Co.	Sell	615	5.000	3/20/13	—	23,040
	MGM Mirage	Sell	1,380	8.400	12/20/13	—	(44,119)
	NJSC Naftogaz	Sell	8,905	3.250	4/20/11	—	(1,428,007)
	Owens-Illinois, Inc.	Sell	775	2.500	6/20/13	—	(3,123)
	Reliant Energy, Inc.	Sell	1,175	5.750	12/20/13	—	337
F45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts Continued

				Pay/		Upfront
		Buy/Sell	Notional	Receive		Payment
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Credit Suisse International: Continued
	Rite Aid Corp.	Sell	$285	7.500%	3/20/09	$—	$(13,127)
	Tenet Healthcare Corp.	Sell	3,475	4.050	12/20/08	—	11,356
	Tribune Co.	Sell	850	6.350	12/20/08	—	(24,462)
	Tribune Co.	Sell	190	5.000	12/20/09	41,800	(45,378)
	Tribune Co.	Sell	840	5.000	12/20/09	193,200	(201,081)
	TXU Corp.	Sell	3,050	1.530	6/20/11	—	(411,195)
	TXU Corp.	Sell	1,560	1.610	6/20/11	—	(207,521)
	Univision Communications, Inc.	Sell	355	14.600	3/20/09	—	13,100

						2,030,481	(20,043,837)
Deutsche Bank AG:
	ABX.HE.AA.06-2 Index	Sell	1,980	0.170	5/25/46	237,581	(1,531,064)
	ABX.HE.AAA.06-2 Index	Sell	4,760	0.110	5/25/46	237,971	(1,478,577)
	ABX.HE.AAA.06-2 Index	Sell	4,760	0.110	5/25/46	237,927	(1,478,577)
	CDX.NA.HY.10 Index	Sell	30,380	5.000	6/20/13	974,692	(2,675,232)
	CDX.NA.HY.10 Index	Sell	24,300	5.000	6/20/13	1,419,187	(2,139,833)
	CDX.NA.HY.10 Index	Sell	21,570	5.000	6/20/13	1,433,506	(1,899,432)
	CDX.NA.HY.10 Index	Sell	13,870	5.000	6/20/13	1,240,594	(1,209,719)
	CDX.NA.HY.10 Index	Sell	20,840	5.000	6/20/13	1,939,278	(2,410,852)
	CDX.NA.HY.9 Index	Sell	20,077	3.750	12/20/12	(40,138)	(2,621,023)
	Countrywide Home Loans, Inc.	Sell	7,590	9.000	12/20/08	—	116,431
	Countrywide Home Loans, Inc.	Sell	2,075	8.500	12/20/08	—	29,301
	Countrywide Home Loans, Inc.	Sell	7,600	9.750	12/20/08	—	130,484
	CVRD Inco Ltd.	Buy	3,245	0.630	3/20/17	—	140,054
	Dow Jones CDX.NA.HY.7 Index	Sell	13,281	3.250	12/20/11	(475,222)	(607,237)
	Ford Motor Co.	Sell	7,775	6.000	12/20/16	—	(3,090,031)
	Ford Motor Co.	Sell	9,450	5.800	12/20/16	—	(3,798,253)
	Ford Motor Co.	Sell	11,810	5.850	12/20/16	—	(4,733,525)
	Ford Motor Credit Co.	Sell	12,095	2.390	3/20/12	—	(4,709,544)
	Ford Motor Credit Co.	Sell	4,740	2.340	3/20/12	—	(1,849,956)
	General Motors Corp.	Sell	6,220	4.750	12/20/16	—	(3,339,991)
	General Motors Corp.	Sell	7,555	4.680	12/20/16	—	(4,061,529)
	GMAC LLC	Sell	6,465	1.370	3/20/17	—	(3,812,612)
	Intelsat Ltd.	Sell	425	4.400	3/20/09	—	3,179
	Intelsat Ltd.	Sell	1,070	4.750	3/20/09	—	9,826
	Intelsat Ltd.	Sell	650	5.000	3/20/09	—	6,759
	iStar Financial, Inc.	Sell	3,165	3.000	12/20/08	—	(212,206)
	iStar Financial, Inc.	Sell	4,375	5.850	12/20/08	—	(264,498)
	iStar Financial, Inc.	Sell	1,410	4.320	12/20/12	—	(528,574)
	iStar Financial, Inc.	Sell	1,930	4.500	12/20/12	—	(716,604)
F46 | OPPENHEIMER STRATEGIC INCOME FUND

Credit Default Swap Contracts Continued

				Pay/		Upfront
		Buy/Sell	Notional	Receive		Payment
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Deutsche Bank AG: Continued
	iStar Financial, Inc.	Sell	$2,100	12.000%	3/20/09	$—	$(195,003)
	iStar Financial, Inc.	Sell	2,220	4.000	12/20/12	—	(846,344)
	iStar Financial, Inc.	Sell	5,435	2.925	12/20/08	—	(365,346)
	Lehman Brothers Holdings, Inc.	Sell	2,680	2.070	3/20/09	—	(2,359,343)
	Owens-Illinois, Inc.	Sell	375	2.500	6/20/13	—	(1,511)
	Republic of Peru	Buy	7,440	1.710	12/20/16	—	149,418
	Vale Overseas Ltd.	Sell	3,245	1.050	3/20/17	—	(237,467)
	Washington Mutual, Inc.	Sell	1,055	4.500	12/20/08	—	(379,913)

						7,205,376	(52,968,344)
Goldman Sachs Capital Markets LP:
	ABX.HE.AA.06-2 Index	Sell	725	0.170	5/25/46	59,734	(560,617)
	General Motors Corp.	Sell	6,220	4.950	12/20/16	—	(3,328,995)
	GMAC LLC	Sell	3,825	1.390	3/20/17	—	(2,252,838)
	GMAC LLC	Sell	3,210	1.390	3/20/17	—	(1,890,617)
	GMAC LLC	Sell	5,330	1.370	3/20/17	—	(3,143,267)
	GMAC LLC	Sell	6,625	1.390	3/20/17	—	(3,901,973)
	Lennar Corp.	Sell	1,465	2.900	12/20/08	—	(11,935)
	MGM Mirage	Sell	2,280	8.400	12/20/13	—	(72,892)
	Nalco Co.	Sell	1,380	4.250	9/20/13	—	17,653
	Nalco Co.	Sell	1,735	3.700	9/20/12	—	15,514
	Rite Aid Corp.	Sell	585	8.060	3/20/09	—	(25,442)
	Univision Communications, Inc.	Sell	520	5.000	6/20/09	52,000	(35,072)
	Univision Communications, Inc.	Sell	145	5.000	6/20/09	15,950	(9,780)

						127,684	(15,200,261)
Goldman Sachs International:
	ABX.HE.AA.06-2 Index	Sell	2,050	0.170	5/25/46	809,702	(1,585,192)
	ABX.HE.AAA.06-2 Index	Sell	1,700	0.110	5/25/46	188,031	(528,063)
	Bolivarian Republic of Venezuela	Sell	1,445	6.350	5/20/13	—	(100,669)
	CDX.NA.HY.10 Index	Sell	30,200	5.000	6/20/13	878,736	(2,659,381)
	CMBX.NA.AJ.3 Index	Sell	4,100	1.470	12/13/49	504,074	(851,544)
	CMBX.NA.AJ.4 Index	Sell	4,100	0.960	2/17/51	707,141	(1,005,849)
	Dole Food Co., Inc.	Sell	1,220	5.000	6/20/13	161,650	(167,230)
	Dole Food Co., Inc.	Buy	1,220	5.000	6/20/09	(39,650)	(6,739)
	Dole Food Co., Inc.	Buy	1,700	5.000	6/20/09	(63,750)	(9,390)
	Dole Food Co., Inc.	Sell	1,700	5.000	6/20/13	225,250	(233,026)
	Dole Food Co., Inc.	Buy	2,430	5.000	6/20/09	(78,975)	(13,422)
	Dole Food Co., Inc.	Sell	2,430	5.000	6/20/13	321,975	(333,090)
	Dole Food Co., Inc.	Buy	1,210	5.000	6/20/09	(39,325)	(6,683)
	Dole Food Co., Inc.	Sell	1,210	5.000	6/20/13	160,325	(165,860)
	Idearc, Inc.	Sell	5,240	5.000	9/20/09	550,200	(539,325)
F47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts Continued

				Pay/		Upfront
		Buy/Sell	Notional	Receive		Payment
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Goldman Sachs International: Continued
	iStar Financial, Inc.	Sell	$4,855	3.950%	12/20/12	$—	$(1,855,727)
	JSC VTB Bank	Buy	8,340	7.400	5/28/13	—	1,168
	Nalco Co.	Sell	2,735	4.700	9/20/13	—	83,645
	Nalco Co.	Sell	1,515	4.700	9/20/13	—	46,333
	R.H. Donnelley Corp.	Sell	1,930	5.000	9/20/10	424,600	(340,040)
	Rite Aid Corp.	Sell	5,805	5.000	12/20/09	413,606	(364,359)
	Station Casinos, Inc.	Sell	750	5.000	6/20/13	132,188	(312,256)
	Ukraine	Buy	27,320	4.220	8/20/13	—	2,215,461
	Univision Communications, Inc.	Sell	30	5.000	6/20/09	1,800	(2,023)

						5,257,578	(8,733,261)
JPMorgan Chase Bank NA, NY Branch:
	CDX.NA.HY.10 Index	Sell	30,380	5.000	6/20/13	1,012,667	(2,675,232)
	CDX.NA.HY.10 Index	Sell	8,545	5.000	6/20/13	764,303	(745,281)
	CDX.NA.HY.10 Index	Sell	10,405	5.000	6/20/13	968,243	(1,203,691)
	CDX.NA.HY.8 Index	Sell	9,479	2.750	6/20/12	477,354	(1,034,385)
	CDX.NA.HY.9 Index	Sell	16,682	3.750	12/20/12	17,552	(2,177,724)
	CMBX.NA.AJ.3 Index	Sell	12,600	1.470	12/13/49	2,786,785	(2,616,940)
	CMBX.NA.AJ.3 Index	Sell	2,100	1.470	12/13/49	251,761	(436,157)
	CMBX.NA.AJ.4 Index	Sell	2,100	0.960	2/17/51	355,655	(515,191)
	Constellation Brands, Inc.	Sell	1,340	3.970	9/20/13	—	39,089
	Dean Foods Co.	Sell	1,560	1.050	6/20/11	—	(96,445)
	Dean Foods Co.	Sell	715	1.080	6/20/11	—	(43,680)
	Dean Foods Co.	Sell	3,040	1.030	6/20/11	—	(189,427)
	Dean Foods Co.	Sell	3,035	1.060	6/20/11	—	(186,893)
	Ford Motor Co.	Sell	7,775	6.000	12/20/16	—	(3,090,031)
	General Motors Corp.	Sell	9,450	4.750	12/20/16	—	(5,074,424)
	Idearc, Inc.	Sell	820	5.000	9/20/09	106,600	(84,399)
	Morgan Stanley	Sell	5,690	7.800	12/20/13	—	(523,585)
	Nalco Co.	Sell	1,520	4.650	9/20/13	—	43,483
	Republic of Turkey	Sell	6,635	2.680	9/20/13	—	(68,735)
	Republic of Turkey	Sell	8,250	2.640	8/20/13	—	(63,913)
	Univision Communications, Inc.	Sell	355	5.000	6/20/09	46,150	(23,943)

						6,787,070	(20,767,504)
Merrill Lynch International:
	El Paso Corp.	Sell	1,165	2.900	3/20/18	—	(30,310)
	El Paso Corp.	Sell	2,975	2.890	3/20/18	—	(79,278)
	Ford Motor Co.	Sell	6,480	5.300	12/20/12	—	(2,156,661)
	General Motors Corp.	Sell	4,315	4.050	12/20/12	—	(2,146,530)
	Reliant Energy, Inc.	Sell	1,805	2.050	9/20/11	—	(146,432)
F48 | OPPENHEIMER STRATEGIC INCOME FUND

Credit Default Swap Contracts Continued

				Pay/		Upfront
		Buy/Sell	Notional	Receive		Payment
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Merrill Lynch International: Continued
	Smurfit-Stone Container Enterprises, Inc.	Sell	$1,645	6.800%	6/20/13	$—	$(75,289)
	Smurfit-Stone Container Enterprises, Inc.	Sell	1,305	6.700	6/20/13	—	(63,989)
	Smurfit-Stone Container Enterprises, Inc.	Sell	1,705	7.950	12/20/13	—	(1,594)
	TXU Corp.	Sell	3,060	1.580	6/20/11	—	(409,116)
	TXU Corp.	Sell	3,060	1.590	6/20/11	—	(408,431)
	TXU Corp.	Sell	3,850	1.620	6/20/11	—	(511,288)
	TXU Corp.	Sell	4,450	2.060	6/20/11	—	(547,109)
	TXU Corp.	Sell	3,050	1.530	6/20/11	—	(411,195)
	Ukraine	Buy	27,320	4.300	8/20/13	—	2,136,670

						—	(4,850,552)
Morgan Stanley Capital Services, Inc.:
	ABX.HE.AA.06-2 Index	Sell	625	0.170	5/25/46	49,932	(483,290)
	ABX.HE.AA.06-2 Index	Sell	1,320	0.170	5/25/46	131,994	(1,020,709)
	ABX.HE.AAA.06-2 Index	Sell	3,130	0.110	5/25/46	970,137	(972,258)
	Aramark Corp.	Sell	1,895	5.920	3/20/13	—	98,568
	Capmark Financial Group, Inc.	Sell	1,135	7.400	12/20/12	—	(349,276)
	Capmark Financial Group, Inc.	Sell	1,045	7.150	12/20/12	—	(326,839)
	CDX North America Investment Grade Index	Sell	26,555	3.000	3/23/13	—	(1,707,361)
	CDX.NA.HY.10 Index	Sell	30,260	5.000	6/20/13	1,042,289	(2,664,665)
	CDX.NA.HY.9 Index	Sell	15,345	3.750	12/20/12	82,344	(2,003,247)
	CDX.NA.IG.10 Index	Sell	9,885	1.550	6/20/13	(142,163)	(101,475)
	CDX.NA.IG.10 Index	Sell	19,765	1.550	6/20/13	(363,028)	(202,898)
	CDX.NA.IG.10 Index	Sell	32,950	1.550	6/20/13	(689,567)	550,627
	CMBX.NA.AJ.3 Index	Sell	5,300	1.470	12/13/49	696,234	(1,106,374)
	CMBX.NA.AJ.3 Index	Sell	8,390	1.470	12/13/49	1,399,132	(1,742,550)
	CMBX.NA.AJ.4 Index	Sell	8,390	0.960	2/17/51	1,725,673	(2,058,311)
	CMBX.NA.AJ.4 Index	Sell	5,300	0.960	2/17/51	900,531	(1,309,826)
	CMBX.NA.AJ.5 Index	Sell	3,560	0.980	2/15/51	823,056	(914,314)
	CMBX.NA.AJ.5 Index	Sell	3,330	0.980	2/15/51	2,148,340	(855,243)
	Ford Motor Co.	Sell	2,705	5.900	12/20/16	—	(1,081,139)
	Ford Motor Co.	Sell	7,775	6.150	12/20/16	—	(3,063,791)
	Frangosul SA Agro Avicola	Sell	50,090	6.000	8/29/13	—	210,829
	General Motors Corp.	Sell	2,175	4.620	12/20/16	—	(1,170,423)
	General Motors Corp.	Sell	6,220	4.900	12/20/16	—	(3,331,743)
	Istanbul Bond Co. SA for Finansbank	Sell	25,090	1.300	3/24/13	—	(2,203,251)
	iStar Financial, Inc.	Sell	2,870	4.860	12/20/12	—	(1,045,086)
	Joint Stock Co. “Halyk Bank of Kazakhstan”	Sell	8,080	4.880	3/20/13	—	(1,374,505)
	Joint Stock Co. “Halyk Bank of Kazakhstan”	Sell	8,090	4.780	3/20/13	—	(1,399,701)
F49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts Continued

				Pay/		Upfront
		Buy/Sell	Notional	Receive		Payment
Swap		Credit	Amount	Fixed	Termination	Received/
Counterparty	Reference Entity	Protection	(000s)	Rate	Date	(Paid)	Value

Morgan Stanley Capital Services, Inc.: Continued
	Lennar Corp.	Sell	$1,090	2.900%	12/20/08	$—	$(8,880)
	R.H. Donnelley Corp.	Sell	835	5.000	9/20/10	150,300	(147,116)
	Republic of Turkey	Buy	8,330	2.670	9/20/13	—	89,697
	Yasar	Sell	3,390	8.500	10/20/09	—	103,978
	Yasar	Sell	3,390	8.750	6/20/10	—	92,889

						8,925,204	(31,497,683)
UBS AG:
	ABX.HE.AAA.06-2 Index	Sell	2,770	0.110	5/25/46	865,481	(860,432)
	CDX.NA.HY.10 Index	Sell	30,370	5.000	6/20/13	989,134	(2,674,351)
	CDX.NA.HY.10 Index	Sell	8,545	5.000	6/20/13	764,303	(745,281)
	CDX.NA.HY.10 Index	Sell	6,935	5.000	6/20/13	645,340	(802,268)
	iStar Financial, Inc.	Sell	1,035	4.560	12/20/12	—	(383,058)
	Massey Energy Co.	Sell	960	5.050	9/20/12	—	45,855
	Massey Energy Co.	Sell	1,610	5.100	9/20/12	—	79,602
	Republic of The Philippines	Sell	9,895	1.450	6/20/17	—	(1,158,302)
	Ukraine	Buy	3,670	4.180	8/20/13	—	302,903
	Univision Communications, Inc.	Sell	280	5.000	6/20/09	25,200	(18,885)
						3,289,458	(6,214,217)

						$39,009,420	$(174,426,268)

Interest Rate Swap Contracts as of September 30, 2008 are as follows:

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Banco Santander Central Hispano SA	18,790,000	BRR	BZDI	14.000%	1/3/12	$211,964
Banco Santander SA, Inc.:
	81,010,000	MXN	MXN TIIE BANXICO	8.570	5/3/18	(215,419)
	71,200,000	MXN	MXN TIIE BANXICO	8.645	5/17/18	(157,667)
	19,010,000	BRR	BZDI	13.550	1/2/17	(144,785)

						(517,871)
Barclays Bank plc:
	3,677,000,000	HUF	Six-Month HUF BUBOR Reuters	7.820	9/19/13	3,612
	24,700,000	EUR	Six-Month EUR EURIBOR	4.688	9/17/18	(79,594)
F50 | OPPENHEIMER STRATEGIC INCOME FUND

Interest Rate Swap Contracts Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Barclays Bank plc: Continued
	24,700,000	EUR	Six-Month EUR EURIBOR	4.703%	9/17/18	$(38,667)
	34,000,000		4.228%	Three-Month USD BBA LIBOR	9/17/18	197,778
	34,000,000		4.225	Three-Month USD BBA LIBOR	9/17/18	204,646
	24,580,000	EUR	Six-Month EUR EURIBOR	4.670	9/18/18	(128,483)
	34,020,000		4.035	Three-Month USD BBA LIBOR	9/18/18	735,546
	82,350,000	MXN	MXN TIIE	9.270	7/17/26	174,210

						1,069,048
Citibank NA, New York	750,000,000	CZK	Six-Month CZK PRIBOR PRBO	3.560	9/27/10	75,384
Credit Suisse International	84,250,000	MXN	MXN TIIE	8.300	12/17/26	(574,377)
Deutsche Bank AG:
	80,180,000	NZD	Three-Month NZD BBR FRA	6.910	9/10/18	(1,052,203)
	24,640,000	EUR	Six-Month EUR EURIBOR	4.669	9/18/18	(131,503)
	34,010,000		3.980	Three-Month USD BBA LIBOR	9/18/18	768,150
	153,800,000	SEK	Three-Month SEK STIBOR SIDE	5.110	7/16/18	872,314

						456,758
Goldman Sachs Capital Markets LP	154,850,000	MXN	MXN TIIE	8.140	1/10/18	(68,233)
Goldman Sachs International:
	66,200,000	CNY	4.000	CNY CFXSREPOFIX01	2/16/17	(179,581)
	153,800,000	SEK	Three-Month SEK STIBOR SIDE	5.080	7/17/18	609,553
	61,770,000	PLZ	Six-Month PLZ WIBOR WIBO	6.140	8/26/10	(25,340)
	6,810,000	BRR	BZDI	14.100	1/2/17	1,335
	115,200,000	SEK	Three-Month SEK STIBOR SIDE	4.840	8/21/18	281,103
	43,920,000	BRR	BZDI	13.900	1/2/17	(589,685)

						97,385
F51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

J Aron & Co.:
	94,770,000	MXN	MXN TIIE	9.150%	8/27/26	$183,466
			One-Month MXN
	40,600,000	MXN	TIIE BANXICO	9.330	9/16/26	143,207
	34,060,000	BRR	BZDI	12.920	1/2/14	(606,794)
	16,960,000	BRR	BZDI	12.870	1/2/14	(318,754)
	33,770,000	BRR	BZDI	12.710	1/4/10	(95,210)
	66,840,000	BRR	BZDI	12.610	1/4/10	(235,551)
	73,600,000	BRR	BZDI	12.390	1/2/12	(988,837)
	19,925,000	BRR	BZDI	14.160	1/2/17	11,706
	92,950,000	BRR	BZDI	14.890	1/4/10	1,852,015
	130,000	BRR	BZDI	12.260	1/2/15	(3,640)
	60,000	BRR	BZDI	12.290	1/2/15	(1,643)
	18,790,000	BRR	BZDI	14.050	1/2/12	214,097
	19,160,000	BRR	BZDI	13.670	1/2/17	(145,908)
	26,190,000	BRR	BZDI	13.100	1/2/17	(422,255)
	29,700,000	BRR	BZDI	14.300	1/2/17	81,410

						(332,691)

JPMorgan Chase Bank NA:
			MXN
	68,760,000	MXN	TIIE BANXICO	9.320	6/1/18	138,243
			Six-Month HUF
	1,947,000,000	HUF	BUBOR Reuters	7.880	8/12/13	7,074
			One-Month MXN
	537,550,000	MXN	TIIE BANXICO	8.369	4/23/18	(1,955,465)
			Six-Month CZK
	616,000,000	CZK	PRIBOR PRBO	3.560	9/12/10	52,686
			Six-Month HUF
	1,711,000,000	HUF	BUBOR Reuters	7.890	9/12/13	1,920
	44,120,000	BRR	BZDI	13.900	1/2/17	(591,860)
	73,600,000	BRR	BZDI	12.380	1/2/12	(998,854)
			Six-Month CZK
	756,100,000	CZK	PRIBOR PRBO	3.470	9/18/10	(6,120)
			Six-Month HUF
	2,903,000,000	HUF	BUBOR Reuters	8.480	6/6/13	265,655
	37,410,000	BRR	BZDI	13.910	1/2/12	423,642
				Three-Month
	1,735,740,000	TWD	2.685%	TWD Telerate	9/8/18	(37,258)
				Three-Month
	199,000,000	ZAR	9.705	ZAR JIBAR SAFEX	8/4/18	(374,124)
			Six-Month PLZ
	40,860,000	PLZ	WIBOR WIBO	6.040	8/8/13	227,565

						(2,846,896)
F52 | OPPENHEIMER STRATEGIC INCOME FUND

Interest Rate Swap Contracts Continued

Swap	Notional		Paid by	Received by	Termination
Counterparty	Amount		the Fund	the Fund	Date	Value

Merrill Lynch			MXN TIIE
Capital Services, Inc.	92,040,000	MXN	BANXICO	8.570%	5/11/18	$(244,750)
Morgan Stanley:
	19,370,000	BRR	BZDI	14.880	1/2/17	144,209
	19,370,000	BRR	BZDI	14.860	1/2/17	135,190

						279,399

Morgan Stanley Capital Services, Inc.:				Six-Month
	38,630,000	EUR	4.713%	EURIBOR	8/22/17	(350,119)
				Six-Month
	416,200,000	NOK	4.985	NOK NIBOR NIBR	1/18/11	13,602
			Three-Month
	165,730,000	SEK	SEK STIBOR SIDE	4.260	1/18/11	227,825
			Six-Month
	17,590,000	EUR	EUR EURIBOR	3.996	1/18/11	22,980
			Six-Month
	28,450,000	CHF	CHF BBA LIBOR	2.660	1/18/11	277,996
	15,700,000	BRR	BZDI	13.930	1/2/17	(119,732)

						72,552

UBS AG:				Three-Month
	175,600,000	ILS	5.010	ILS TELBOR01	8/28/10	70,796
			Three-Month
	39,350,000	ILS	ILS TELBOR01	5.880	8/28/10	44,160
				Three-Month
	179,600,000	ILS	5.020	ILS TELBOR01	9/4/10	79,753
			Three-Month
	40,150,000	ILS	ILS TELBOR01	5.850	9/4/18	55,985
				Three-Month
	201,000,000	ZAR	9.740	ZAR JIBAR SAFEX	8/1/18	(836,762)
	20,800,000	BRR	BZDI	14.340	1/2/17	57,222

						(528,846)

						$(2,851,174)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Renminbi (Yuan)
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ	Polish Zloty
SEK	Swedish Krona
TWD	New Taiwan Dollar
ZAR	South African Rand
F53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Index abbreviations are as follows:

BANIXCO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR FRA	Bank Bill Rate Forward Rate Agreement
BUBOR Reuters	Budapest Interbank Offered Rate
BZDI	Brazil Interbank Deposit Rate
CFXSREPOFIX01	7 Days Repurchase Fixing Rates
EURIBOR	Euro Interbank Offered Rate
JIBAR	South Africa Johannesburg Interbank Agreed Rate
NIBOR NIBR	Norwegian Interbank Offered Rate
PRIBOR PRBO	Prague Interbank Offering Rate
SAFEX	South African Futures Exchange
STIBOR SIDE	Stockholm Interbank Offered Rate
TELBOR01	Tel Aviv Interbank Offered Rate 1 Month
TIIE	Interbank Equilibrium Interest Rate
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate
Total Return Swap Contracts as of September 30, 2008 are as follows:

	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount	the Fund	the Fund	Date	Value

Citibank NA:
	$39,800,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA Index widen, pays the spread change*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA Index narrow, receives the spread change*	2/1/09	$(1,107,535)
	19,900,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA Index widen, pays the spread change plus 15 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA Index narrow, receives the spread change*	2/1/09	(557,077)

					(1,664,612)
F54 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts Continued

	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount		the Fund	the Fund	Date	Value

Citibank NA,
New York:
	3,540,366,549	JPY	One-Month JPYBBA LIBOR plus 40 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/09	$(3,787,211)
	17,825,578	GBP	One-Month GBP BBA LIBOR plus 35 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	5/8/09	(5,338,216)

						(9,125,427)
Deutsche Bank AG:
	13,250,000		Six-Month USD BBA LIBOR	5.46% times UDI	5/13/15	3,726,330
	7,260,000		Six-Month USD LIBOR	5.25% times UDI	6/23/15	1,760,455

						5,486,785
Deutsche Bank AG, London	26,866,931		One-Month USD BBA LIBOR plus 20 basis points and if negative, the absolute value of the Total Return of a custom equity basket	If positive, the Total Return of a custom equity basket	10/5/09	(2,128,572)
F55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts Continued

	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount	the Fund	the Fund	Date	Value

Goldman Sachs
Group, Inc. (The):
	$7,490,000	Six-Month USD BBA LIBOR	5.10% times UDI	1/14/15	$2,123,231
	7,490,000	Six-Month BBA LIBOR	5.08% times UDI	1/20/15	2,146,707
	22,600,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	3/1/09	(1,237,781)
	5,100,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change plus 50 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	3/1/09	(275,432)
	31,800,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change plus 250 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	3/1/09	(1,723,943)
F56 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts Continued

	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount	the Fund	the Fund	Date	Value

Goldman Sachs
Group, Inc. (The): Continued
	$13,860,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change plus 200 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	3/1/09	$(754,589)
	35,000,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change minus 50 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	12/1/08	(1,920,084)
	17,540,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	1/1/09	(957,698)
	6,195,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	11/1/08	(333,355)
F57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts Continued

	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount		the Fund	the Fund	Date	Value

Goldman Sachs Group, Inc. (The): Continued
	$66,920,000		If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	2/1/09	$(3,652,020)
	128,070,000		If credit spreads as represented by the Banc of America Securities LLC AAA 10 yr CMBS Daily Index widen, pays the spread change minus 660 basis points*	If credit spreads as represented by the Banc of America Securities LLC AAA 10 yr CMBS Daily Index narrow, receives the spread change*	3/31/09	(3,915,255)

						(10,500,219)

Goldman Sachs International:
	16,686,375	BRR	If negative, the absolute value of the Total Return of the BOVESPA 10/08 Index	If positive, the Total Return of the BOVESPA 10/08 Index	10/16/08	(1,421,240)
	108,598,260		One-Month USD BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom equity basket	If positive, the Total Return of a custom equity basket	6/8/09	(11,901,060)
F58 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts Continued

	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount	the Fund	the Fund	Date	Value

Goldman Sachs International: Continued
	$1,808,147	One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Total Return New Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Total Return New Belgium USD Market Index	10/8/08	$(358,402)
	9,103,713	One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Total Return New Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Total Return New Belgium USD Market Index	10/8/08	(1,553,710)
	2,536,807	One-Month USD BBA LIBOR and if negative, the absolute value of the MSCI Daily Net Belgium USD Market Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Market Index	10/8/08	(608,139)

					(15,842,551)
JPMorgan Chase	16,730,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change minus 130 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	2/1/09	(905,204)
F59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts Continued

	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount	the Fund	the Fund	Date	Value

Merrill Lynch Capital Services, Inc.:
	$43,500,000	0.053%	The Constant Maturity Option Price divided by 10,000%	8/13/17	$(708,470)
	177,060,000	0.047	The Constant Maturity Option Price divided by 10,000	6/11/17	5,840,383

					5,131,913
Morgan Stanley:
	71,400,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA Index widen, pays the spread change*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA Index narrow, receives the spread change*	3/1/09	(1,992,664)
	21,750,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change plus 250 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	3/1/09	(1,170,376)
	12,860,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change plus 250 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	3/1/09	(700,857)
F60 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts Continued

	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount	the Fund	the Fund	Date	Value

Morgan Stanley: Continued
	$40,850,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change minus 50 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	12/1/08	$(2,221,445)
	10,430,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change minus 65 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	12/1/08	(567,756)
	13,270,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change minus 95 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	2/1/09	(714,064)
	13,270,000	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change minus 95 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	2/1/09	(721,760)
F61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts Continued

	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount		the Fund	the Fund	Date	Value

Morgan Stanley: Continued
	$32,190,000		If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	1/1/09	$(1,752,541)
	22,200,000		If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change minus 70 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	2/1/09	(1,213,046)
	30,990,000		If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index widen, pays the spread change minus 50 basis points*	If credit spreads as represented by the Lehman Brothers U.S. CMBS AAA 8.5+ Index narrow, receives the spread change*	2/1/09	(1,680,031)
	14,808,800	EUR	One-Month EUR BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	3/6/09	(3,193,732)

						(15,928,272)
F62 | OPPENHEIMER STRATEGIC INCOME FUND

Total Return Swap Contracts Continued

	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount		the Fund	the Fund	Date	Value

Morgan Stanley Capital Services, Inc.	936,780,000	RUR	Three-Month USD BBA LIBOR	7.75% from debt obligations of JSC Rushydro and OJSC Saratovskaya HPP	12/26/13	$(4,848,540)

Morgan Stanley International	14,783,700	EUR	One-Month EUR BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	10/7/08	(1,513,215)

						(6,361,755)

						$(51,837,914)

*	The CMBS Indexes are representative indexes of segments of the commercial mortgage backed securities market. These indexes are measured by movements in the credit spreads of the underlying holdings. As the credit market perceives an improvement in the credit quality of an Index’s underlying holdings and reduced probability of default, the spread of an index narrows. As the credit market perceives a decrease in credit quality and an increased probability of default on an Index’s underlying holdings, the spread widens.
Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
RUR	Russian Ruble

Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BOVESPA	Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS	Commercial Mortgage Backed Securities
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
UDI	Unidad de Inversion (Unit of Investment)
F63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Currency Swaps as of September 30, 2008 are as follows:

Swap	Notional	Paid by	Received by	Termination
Counterparty	Amount (000s)	the Fund	the Fund	Date	Value

Credit Suisse International:
	11,360,000 TRY	Three Month USD BBA LIBOR	16.75%	2/26/12	$1,256,193
	4,575,000 TRY	Three-Month USD BBA LIBOR	17.25	2/7/12	611,688
	6,900,000 TRY	Three-Month USD BBA LIBOR	17.30	2/9/12	914,297

					2,782,178

Merrill Lynch International	7,160,000 TRY	Three-Month BBA LIBOR	17.10	2/6/12	1,195,897

					$3,978,075

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY            New Turkish Lira
Index abbreviation is as follows:
BBA LIBOR British Bankers’ Association London-Interbank Offered Rate
See accompanying Notes to Financial Statements.
F64 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2008

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $10,237,916,683)	$9,477,453,320
Affiliated companies (cost $1,618,167,654)	1,576,315,364

11,053,768,684
Cash	27,735,138
Cash—foreign currencies (cost $4,774,799)	4,784,827
Unrealized appreciation on foreign currency exchange contracts	89,319,295
Swaps, at value (upfront payment received $15,652,824)	23,625,199
Unrealized appreciation on unfunded purchase commitments	454,174
Receivables and other assets:
Interest, dividends and principal paydowns	115,670,607
Investments sold (including $44,058,279 sold on a when-issued or delayed delivery basis)	57,377,813
Closed foreign currency contracts	43,451,855
Shares of beneficial interest sold	26,395,465
Other	518,906

Total assets	11,443,101,963

Liabilities
Options written, at value (premiums received $2,064,166)— see accompanying statement of investments	3,043,897
Return of collateral for securities loaned	481,294,160
Unrealized depreciation on foreign currency exchange contracts	87,542,820
Swaps, at value (upfront payment received $23,356,596)	248,762,480
Payables and other liabilities:
Investments purchased (including $167,733,860 purchased on a when-issued or delayed delivery basis)	188,681,711
Closed foreign currency contracts	86,873,008
Payable for terminated investment contracts	48,844,528
Shares of beneficial interest redeemed	40,700,019
Futures margins	30,184,228
Due to custodian	12,962,908
Dividends	8,647,888
Distribution and service plan fees	6,490,807
Transfer and shareholder servicing agent fees	1,126,276
Shareholder communications	610,534
Trustees’ compensation	106,336
Other	443,902

Total liabilities	1,246,315,502

Net Assets	$10,196,786,461

F65 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Composition of Net Assets
Par value of shares of beneficial interest	$2,572,414
Additional paid-in capital	11,726,376,205
Accumulated net investment income	138,138,414
Accumulated net realized loss on investments and foreign currency transactions	(664,663,924)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,005,636,648)

Net Assets	$10,196,786,461

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,719,383,456 and 1,947,132,045 shares of beneficial interest outstanding)	$3.96
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$4.16

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $483,485,270 and 121,555,179 shares of beneficial interest outstanding)	$3.98

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,493,804,376 and 377,560,053 shares of beneficial interest outstanding)	$3.96

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $186,353,113 and 46,974,925 shares of beneficial interest outstanding)	$3.97

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $313,760,246 and 79,191,913 shares of beneficial interest outstanding)	$3.96
See accompanying Notes to Financial Statements.
F66 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2008

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Dividends	$6,107
Interest	375,741
Expenses[2]	(44,868)

Net investment income from Oppenheimer Master Event-Linked Bond Fund, LLC	336,980
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Dividends	2,080,991
Interest	21,539,423
Expenses[3]	(1,115,389)

Net investment income from Oppenheimer Master Loan Fund, LLC	22,505,025

Investment Income
Interest (net of foreign withholding taxes of $469,268)	567,111,279
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $27,495)	2,507,773
Affiliated companies	29,036,529
Fee income	2,100,913
Income from investment of securities lending cash collateral, net:
Unaffiliated companies	391,085
Affiliated companies	196,868
Other income	71,655

Total investment income	601,416,102

Expenses
Management fees	50,268,336
Distribution and service plan fees:
Class A	18,622,941
Class B	5,406,763
Class C	13,796,316
Class N	876,323
Transfer and shareholder servicing agent fees:
Class A	8,554,342
Class B	926,966
Class C	1,630,802
Class N	495,078
Class Y	277,123

1.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $221.

3.	Net of expense waivers and/or reimbursements of $46,874.
F67 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Continued

Expenses Continued
Shareholder communications:
Class A	$1,133,396
Class B	155,966
Class C	208,333
Class N	18,854
Class Y	12,426
Custodian fees and expenses	609,106
Trustees’ compensation	136,344
Other	420,953

Total expenses	103,550,368
Less reduction to custodian expenses	(30,646)
Less waivers and reimbursements of expenses	(1,721,861)

Net expenses	101,797,861

Net Investment Income	522,460,246

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	(35,397,546)
Closing and expiration of option contracts written	15,840,377
Closing and expiration of futures contracts	109,834,008
Foreign currency transactions	152,811,785
Short positions	892,241
Swap contracts	(85,449,130)
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	2,173
Allocated from Oppenheimer Master Loan Fund, LLC	(6,797,802)

Net realized gain	151,736,106
Net change in unrealized appreciation (depreciation) on:
Investments	(667,717,540)
Translation of assets and liabilities denominated in foreign currencies	(254,223,966)
Futures contracts	(7,880,949)
Option contracts written	(910,743)
Short positions	(49,242)
Swap contracts	(208,970,813)
Unfunded loan commitments	454,174
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	(479,025)
Allocated from Oppenheimer Master Loan Fund, LLC	(35,414,080)

Net change in unrealized depreciation	(1,175,192,184)

Net Decrease in Net Assets Resulting from Operations	$(500,995,832)

See accompanying Notes to Financial Statements.
F68 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30,	2008	2007

Operations
Net investment income	$522,460,246	$388,873,931
Net realized gain	151,736,106	228,599,247
Net change in unrealized appreciation (depreciation)	(1,175,192,184)	155,720,385

Net increase (decrease) in net assets resulting from operations	(500,995,832)	773,193,563

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(494,418,504)	(296,916,438)
Class B	(31,451,076)	(28,156,208)
Class C	(78,943,422)	(43,047,658)
Class N	(10,729,833)	(6,142,076)
Class Y	(13,912,150)	(14,610,638)

	(629,454,985)	(388,873,018)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	2,145,982,862	1,070,926,051
Class B	(32,104,276)	(183,763,262)
Class C	572,201,995	180,462,840
Class N	61,007,867	30,962,123
Class Y	(456,356)	156,078,981

	2,746,632,092	1,254,666,733

Net Assets
Total increase	1,616,181,275	1,638,987,278
Beginning of period	8,580,605,186	6,941,617,908

End of period (including accumulated net investment income of $138,138,414 and $92,702,994, respectively)	$10,196,786,461	$8,580,605,186

See accompanying Notes to Financial Statements.
F69 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended September 30,	2008	2007		2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$4.41	$4.18		$4.34	$4.23	$4.08

Income (loss) from investment operations:
Net investment income	.24 [1]	.23	[1]	.21 [1]	.21 [1]	.20
Net realized and unrealized gain (loss)	(.40)	.23		(.05)	.19	.15

Total from investment operations	(.16)	.46		.16	.40	.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.23)		(.32)	(.29)	(.20)

Net asset value, end of period	$3.96	$4.41		$4.18	$4.34	$4.23

Total Return, at Net Asset Value[2]	(4.01)%	11.14%		3.77%	9.77%	8.73%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$7,719,384	$6,430,790		$5,077,400	$4,766,576	$4,117,666

Average net assets (in thousands)	$7,560,427	$5,655,265		$4,888,392	$4,392,321	$4,025,554

Ratios to average net assets:[3]
Net investment income	5.44%	5.25%		5.03%	4.82%	4.69%
Total expenses	0.91%[4]	0.90	% [4]	0.93%	0.94%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.89%	0.89%		0.92%	0.94%	0.95%

Portfolio turnover rate[5]	71%	72%		96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated funds, excluding investments in Master Funds, were as follows:

Year Ended September 30, 2008	0.92%
Year Ended September 30, 2007	0.91%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.
F70 | OPPENHEIMER STRATEGIC INCOME FUND

Class B Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$4.42	$4.20	$4.35	$4.24	$4.10

Income (loss) from investment operations:
Net investment income	.20 [1]	.19 [1]	.18 [1]	.17 [1]	.16
Net realized and unrealized gain (loss)	(.39)	.22	(.05)	.20	.15

Total from investment operations	(.19)	.41	.13	.37	.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.19)	(.28)	(.26)	(.17)

Net asset value, end of period	$3.98	$4.42	$4.20	$4.35	$4.24

Total Return, at Net Asset Value[2]	(4.54)%	9.99%	3.23%	8.94%	7.66%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$483,485	$569,523	$718,742	$918,651	$1,163,555

Average net assets (in thousands)	$540,865	$635,237	$802,936	$1,021,022	$1,424,322

Ratios to average net assets:[3]
Net investment income	4.61%	4.43%	4.25%	4.05%	4.16%
Total expenses	1.73%[4]	1.71%[4]	1.71%	1.70%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.71%	1.70%	1.71%	1.69%	1.69%

Portfolio turnover rate[5]	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated funds, excluding investments in Master Funds, were as follows:

Year Ended September 30, 2008	1.74%
Year Ended September 30, 2007	1.72%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.
F71 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$4.40	$4.18	$4.33	$4.22	$4.07

Income (loss) from investment operations:
Net investment income	.20 [1]	.19 [1]	.18 [1]	.17 [1]	.17
Net realized and unrealized gain (loss)	(.38)	.22	(.05)	.20	.15

Total from investment operations	(.18)	.41	.13	.37	.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.19)	(.28)	(.26)	(.17)

Net asset value, end of period	$3.96	$4.40	$4.18	$4.33	$4.22

Total Return, at Net Asset Value[2]	(4.52)%	10.06%	3.22%	8.96%	7.95%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$1,493,804	$1,086,918	$857,843	$788,217	$710,085

Average net assets (in thousands)	$1,381,340	$959,439	$814,425	$748,199	$716,206

Ratios to average net assets:[3]
Net investment income	4.68%	4.49%	4.27%	4.07%	4.06%
Total expenses	1.66%[4]	1.66%[4]	1.68%	1.69%	1.69%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.64%	1.65%	1.68%	1.69%	1.69%

Portfolio turnover rate[5]	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated funds, excluding investments in Master Funds, were as follows:

Year Ended September 30, 2008	1.67%
Year Ended September 30, 2007	1.67%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.
F72 | OPPENHEIMER STRATEGIC INCOME FUND

Class N Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$4.41	$4.19	$4.34	$4.23	$4.08

Income (loss) from investment operations:
Net investment income	.22 [1]	.21 [1]	.19 [1]	.19 [1]	.17
Net realized and unrealized gain (loss)	(.39)	.22	(.04)	.19	.16

Total from investment operations	(.17)	.43	.15	.38	.33

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.21)	(.30)	(.27)	(.18)

Net asset value, end of period	$3.97	$4.41	$4.19	$4.34	$4.23

Total Return, at Net Asset Value[2]	(4.17)%	10.42%	3.60%	9.27%	8.28%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$186,353	$145,685	$108,324	$83,287	$52,969

Average net assets (in thousands)	$175,884	$126,935	$94,281	$69,480	$40,043

Ratios to average net assets:[3]
Net investment income	5.03%	4.84%	4.62%	4.37%	4.19%
Total expenses	1.32%[4]	1.32%[4]	1.33%	1.40%	1.38%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.30%	1.31%	1.33%	1.40%	1.38%

Portfolio turnover rate[5]	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated funds, excluding investments in Master Funds, were as follows:

Year Ended September 30, 2008	1.33%
Year Ended September 30, 2007	1.33%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.
F73 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended September 30,	2008	2007	2006	2005	2004

Per Share Operating Data

Net asset value, beginning of period	$4.39	$4.17	$4.32	$4.22	$4.07

Income (loss) from investment operations:
Net investment income	.25 [1]	.24 [1]	.22 [1]	.21 [1]	.21
Net realized and unrealized gain (loss)	(.38)	.22	(.04)	.19	.14

Total from investment operations	(.13)	.46	.18	.40	.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.24)	(.33)	(.30)	(.20)

Net asset value, end of period	$3.96	$4.39	$4.17	$4.32	$4.22

Total Return, at Net Asset Value[2]	(3.33)%	11.28%	4.35%	9.73%	8.80%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$313,760	$347,689	$179,309	$62,824	$150,699

Average net assets (in thousands)	$220,416	$260,589	$118,239	$68,656	$213,632

Ratios to average net assets:[3]
Net investment income	5.68%	5.61%	5.38%	4.84%	4.80%
Total expenses	0.66%[4]	0.56%[4]	0.58%	1.16%	1.29%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.64%	0.55%	0.58%	0.80%	0.90%

Portfolio turnover rate[5]	71%	72%	96%	103%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated funds, excluding investments in Master Funds, were as follows:

Year Ended September 30, 2008	0.67%
Year Ended September 30, 2007	0.57%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
Year Ended September 30, 2005	$4,436,804,790	$4,469,108,355
Year Ended September 30, 2004	$5,593,936,243	$5,563,251,032
See accompanying Notes to Financial Statements.
F74 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Strategic Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current income by investing mainly in debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected
F75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued

by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Event-Linked Bonds. The Fund invests in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while
F76 | OPPENHEIMER STRATEGIC INCOME FUND

remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$167,733,860
Sold securities	44,058,279
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Securities Sold Short. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out.
     As of September 30, 2008, the Fund had no securities sold short.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $8,781,908, representing 0.09% of the Fund’s net assets, were in default.
F77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investments in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “master funds”). Each master fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.
F78 | OPPENHEIMER STRATEGIC INCOME FUND

     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the master funds.
Investments in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4,5,6,7]	Tax Purposes

$ —	$—	$685,159,324	$817,821,398

1.	As of September 30, 2008, the Fund had $673, 576,102 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2008, details of the capital loss carryforwards were as follows:

Expiring

2009	$56,817,462
2010	195,082,729
2011	298,761,186
2012	122,914,725

Total	$673,576,102

2.	As of September 30, 2008, the Fund had $9,247,907 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.

3.	The Fund had $832,870 of post-October passive foreign investment company losses which were deferred.

4.	The Fund had $1,502,445 of straddle losses which were deferred.

5.	During the fiscal year ended September 30, 2008, the Fund utilized $27,107,866 of capital loss carryforward to offset capital gains realized in that fiscal year.

6.	During the fiscal year ended September 30, 2007, the Fund utilized $73,657,199 of capital loss carryforward to offset capital gains realized in that fiscal year.

7.	During the fiscal year ended September 30, 2008, $208,198,241 of unused capital loss carryforward expired.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for September 30, 2008. Net assets of the Fund were unaffected by the reclassifications.

	Reduction	Reduction
	to Accumulated	to Accumulated
Reduction to	Net Investment	Net Realized Loss
Paid-in Capital	Loss	on Investments
$237,219,998	$152,430,159	$84,789,839
F80 | OPPENHEIMER STRATEGIC INCOME FUND

The tax character of distributions paid during the years ended September 30, 2008 and September 30, 2007 was as follows:

	Year Ended	Year Ended
	September 30, 2008	September 30, 2007
Distributions paid from:
Ordinary income	$629,454,985	$388,873,018
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$11,862,679,693
Federal tax cost of other investments	377,976,556

Total federal tax cost	$12,240,656,249

Gross unrealized appreciation	$212,789,896
Gross unrealized depreciation	(1,030,611,294)

Net unrealized depreciation	$(817,821,398)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
F81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F82 | OPPENHEIMER STRATEGIC INCOME FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2008		Year Ended September 30, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	811,998,259	$3,547,497,776	374,243,875	$1,621,225,351
Dividends and/or distributions reinvested	90,115,039	391,099,372	52,588,260	227,757,694
Acquisition-Note 13	—	—	59,159,381	260,892,868
Redeemed	(414,282,055)	(1,792,614,286)	(240,334,556)	(1,038,949,862)

Net increase	487,831,243	$2,145,982,862	245,656,960	$1,070,926,051

Class B
Sold	44,735,111	$196,102,890	24,227,240	$105,145,550
Dividends and/or distributions reinvested	5,601,817	24,423,440	4,782,734	20,771,577
Redeemed	(57,591,324)	(252,630,606)	(71,427,424)	(309,680,389)

Net decrease	(7,254,396)	$(32,104,276)	(42,417,450)	$(183,763,262)

Class C
Sold	182,971,353	$798,051,215	72,545,647	$313,480,785
Dividends and/or distributions reinvested	13,833,361	59,900,893	7,574,819	32,747,903
Redeemed	(66,390,652)	(285,750,113)	(38,441,106)	(165,765,848)

Net increase	130,414,062	$572,201,995	41,679,360	$180,462,840

Class N
Sold	23,832,269	$104,021,888	13,299,138	$57,565,717
Dividends and/or distributions reinvested	2,007,889	8,716,192	1,188,326	5,153,772
Redeemed	(11,902,534)	(51,730,213)	(7,326,966)	(31,757,366)

Net increase	13,937,624	$61,007,867	7,160,498	$30,962,123

Class Y
Sold	85,589,372	$372,176,959	36,588,605	$157,983,527
Dividends and/or distributions reinvested	2,700,353	11,630,892	3,321,638	14,364,136
Redeemed	(88,220,405)	(384,264,207)	(3,767,180)	(16,268,682)

Net increase (decrease)	69,320	$(456,356)	36,143,063	$156,078,981

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$5,316,528,977	$4,234,250,187
U.S. government and government agency obligations	653,639,593	700,305,709
To Be Announced (TBA) mortgage-related securities	1,979,370,856	1,852,400,340
F83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2008, the Fund paid $11,659,492 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the
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Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B, Class C and Class N shares were $111,088,342, $39,198,933 and $2,701,980, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

September 30, 2008	$3,145,243	$43,456	$862,138	$289,591	$9,779
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and Master Funds. During the year ended September 30, 2008, the Manager waived $1,721,861 for management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange
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NOTES TO FINANCIAL STATEMENTS Continued
5. Foreign Currency Exchange Contracts Continued

rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid.
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Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the year ended September 30, 2008 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2007	16,070,000	$101,920	16,070,000	$102,047
Options written	65,920,365,000	16,315,035	59,017,500,000	15,903,847
Options closed or expired	(34,510,050,000)	(8,369,207)	(28,699,205,000)	(7,902,851)
Options exercised	(27,607,715,000)	(7,015,665)	(26,515,695,000)	(7,070,960)

Options outstanding as of September 30, 2008	3,818,670,000	$1,032,083	3,818,670,000	$1,032,083

8. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised
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NOTES TO FINANCIAL STATEMENTS Continued
8. Swap Contracts Continued

of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee, similar to an insurance premium, to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount
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of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     Risks of currency swaps include credit, market and liquidity risk. Additional risks of currency swaps include, but are not limited to, exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is also a risk, based on movements of interest rates or indexes that periodic payments made by the Fund will be greater than the payments received.
Swaption Transactions. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.
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NOTES TO FINANCIAL STATEMENTS Continued
8. Swap Contracts Continued
Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written swaptions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
     Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the option expires unexercised. However, when the Fund purchases a swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
9. Illiquid or Restricted Securities
As of September 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
10. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation
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to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of September 30, 2008, the Fund had on loan securities valued at $469,476,276. Collateral of $481,294,160 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
11. Unfunded Purchase Commitments
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $51,373,723 at September 30, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.
As of September 30, 2008, the Fund had unfunded purchase commitments as follows:

	Commitment
	Termination	Unfunded
	Date	Amount

Deutsche Bank AG, Opic Reforma I Credit Linked Nts.	10/23/13	$20,883,723

			Commitment
	Interest	Termination	Unfunded	Unrealized
	Rate	Date	Amount	Appreciation

Deutsche Bank AG; An unfunded commitment that Oppenheimer receives 0.125% quarterly; and will pay out, upon request, up to 30,490,000 USD to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the Fund to maintain a consistent exposure level.	0.50%	9/20/10	$30,490,000	$454,174
12. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring
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NOTES TO FINANCIAL STATEMENTS Continued
12. Recent Accounting Pronouncements Continued

fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
13. Acquisition of Atlas Strategic Income Fund
On May 10, 2007, the Fund acquired all of the net assets of Atlas Strategic Income Fund, pursuant to an Agreement and Plan of Reorganization approved by the Atlas Strategic Income Fund shareholders on March 23, 2007. The Fund issued (at an exchange ratio of 1.049645 for Class A to one share of Atlas Strategic Income Fund) 59,159,381, shares of beneficial interest for Class A valued at $260,892,868 in exchange for the net assets, resulting in combined Class A net assets of $5,988,114,190 on May 10, 2007. The net assets acquired included net unrealized appreciation of $12,016,003. The exchange qualifiedas a tax-free reorganization for federal income tax purposes.
14. Change In Independent Registered Public Accounting Firm (Unaudited)
At a meeting held on August 20, 2008, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund for fiscal year 2009, replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal 2008 audit. During the two most recent fiscal years the audit reports of Deloitte & Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in connection with its reports.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of Oppenheimer Strategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund (the “Fund”), including the statement of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Denver, Colorado
November 18, 2008
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FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2008 which are not designated as capital gain distributions should be multiplied by 0.34% to arrive at the amount eligible for the corporate dividend-received deduction.
     A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,600,228 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2008, $261,127,295 or 41.48% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
22 | OPPENHEIMER STRATEGIC INCOME FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur Steinmetz, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-sector income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board considered that the Fund outperformed its performance universe median during the one-, three-, five-, and ten-year periods.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other multi-sector income funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees and total expenses were lower than its peer group median.
23 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
24 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
25 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 1999) Age: 71	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995- 2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979- January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 2000) Age: 72	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 2000) Age: 70	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994- June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1990) Age: 66	Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1996) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.
26 | OPPENHEIMER STRATEGIC INCOME FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organiza- tion) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001- 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 64	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (chari- table organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996- April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 66	Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
27 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS Unaudited/Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

John V. Murphy, Continued	Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Steinmetz, Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Arthur P. Steinmetz, Vice President and Portfolio Manager (since 1989) Age: 50	Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management Corporation (since March 2000). An officer of 5 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Assistant Treasurer (since 2004) Age: 38	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex.
28 | OPPENHEIMER STRATEGIC INCOME FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Brian C. Szilagyi, Assistant Treasurer (since 2005) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985- December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Lisa I. Bloomberg, Assistant Secretary (since 2004) Age: 40	Vice President (since May 2004) and Deputy General Counsel (since May 2008) of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000- April 2004) of UBS Financial Services, Inc. (formerly PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2001) Age: 43	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
29 | OPPENHEIMER STRATEGIC INCOME FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, and Edward L. Cameron, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Bowen and Cameron are “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $66,050 in fiscal 2008 and $66,000 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $32,732 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such fees include professional services for 22c-2 program.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.
(g)	The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2008 and $32,732 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.
(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
     a) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Strategic Income Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 11/11/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 11/11/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 11/11/2008